As filed with the Securities and Exchange Commission on April 16, 2002
                                                     Registration No.: 33-26032

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 17                 [X]


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 21                         [X]


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
                  -------------------------------------------
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                          Fort Wayne, Indiana  46802

                          --------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, ESQ.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                               P.O. Box 1110
                          Fort Wayne, Indiana  46802

                          --------------------------
                   (Name and Address of Agent for Service)
                                   Copy to:

                                Susan Krawczyk
                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20004

                       -------------------------------
                   Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   -------------------------------------

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485
---

 X   on May 1, 2002, pursuant to paragraph (b) of Rule 485
---

     60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

     On _______, 2000 pursuant to paragraph (a)(1) of Rule 485
---

                  Lincoln National Variable Annuity Account E
                             (The American Legacy)
                  Lincoln National Variable Annuity Account H
                             (American Legacy II)


                         Supplement
                      to the Prospectus Dated May 1, 2002



                      Renewal Option: Bonus Credit Rider

This Supplement describes certain changes to the Prospectus for The American Legacy ("Legacy") Variable Annuity Contract offered through Lincoln National Variable Annuity Account E, and to the Prospectus for American Legacy II ("Legacy II") Variable Annuity Contract offered through Lincoln National Variable Annuity Account H. This Supplement discusses a Bonus Credit Rider ("Rider") to your Legacy or Legacy II contracts. This Rider may only be offered to certain classes of contractowners.

If you select the Rider, we will credit an immediate bonus credit equal to 2% of your contract value, on the valuation date on which the Rider election form is approved by Lincoln Life, to your contract. We will allocate the bonus credit to the subaccounts and/or fixed account in the same percentages as your contract value. The bonus credit is not considered a purchase payment.

If you select the Bonus Credit Rider, your entire contract value (excluding the bonus credit) will be subject to new surrender charges on the date the Rider is effective. For purposes of calculating surrender charges, the contract value (excluding the bonus credit) will be treated as a new purchase payment as of the date the Rider is effective. The surrender charges (as further described in your Legacy or Legacy II Prospectus) are as follows:

                                        Number of complete contract years that a
                                        purchase payment has been invested
                                        ----------------------------------
                                        Less than  At least
                                        2 years    2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                      6%         5   4   3   2   1   0

Any remaining surrender charges existing prior to the effective date of the Rider will be waived. In addition, the waiver of surrender charges in the event of annuitization will only apply to purchase payments received more than twelve months prior to the date of annuitization. The Rider may be elected only once.

The Rider is available if your current surrender charges equal 2% or less of your contract value. This Rider is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, pre-designated joint owner (as defined in the Prospectus), and annuitant are under age 76.

You may cancel this Rider for any reason within ten days (in some states longer) of the date you first receive the Rider. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, we will waive the new surrender charges and reestablish the prior existing surrender charges, if any, as of the date of receipt of the cancellation. If you cancel the Rider during this ten-day period, you cannot re-elect the Rider at a later time. We will revoke any bonus credits credited to your contract value if you elect to cancel this Rider; however, we will assume the risk of investment loss on the bonus credits. We will also re-credit the mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits.

Please keep this Supplement with your Legacy or Legacy II Prospectus and retain it for future reference.

                  Lincoln National Variable Annuity Account E
                             (The American Legacy)
                  Lincoln National Variable Annuity Account H
                             (American Legacy II)

                         Supplement
                      to the Prospectus Dated May 1, 2002


   Renewal Option: Enhanced Guaranteed Minimum Death Benefit ("EGMDB") Rider

This Supplement describes certain changes to the Prospectus for The American Legacy ("Legacy") Variable Annuity Contract, offered through Lincoln National Variable Annuity Account E and to the Prospectus for American Legacy II ("Legacy II") Variable Annuity Contract, offered through Lincoln National Variable Annuity Account H. This Supplement discusses an EGMDB Rider ("Rider") to your Legacy or Legacy II contract. This Rider may only be offered to certain classes of contractowners.

If you select this Rider, you will receive the EGMDB (as described below) at no additional cost as of the valuation date on which the Rider election form is approved by Lincoln Life. If you are currently paying for the EGMDB, the charge for the EGMDB will be discontinued as of the effective date of this Rider.

The EGMDB is the greatest of the following three amounts:

   a) the contract value as of the date on which the death claim is approved for payment; or

   b) the contract value as of the date this Rider became effective, plus all purchase payments you make after the effective date of this Rider, less all withdrawals, partial annuitizations, or premium tax incurred after the effective date of this Rider; or

   c) the highest contract value on any policy anniversary date following the effective date of this Rider and prior to the 81st birthday of the deceased and prior to the death of the individual for whom a death claim is approved for payment. If the EGMDB was in effect prior to the effective date of this Rider, the highest contract value will be calculated from the effective date of the EGMDB previously provided by the contract. The highest contract value is adjusted for certain transactions. It is increased by purchase payments (other than the contract value as of the date this Rider became effective) and is decreased by partial withdrawals, partial annuitizations, and premium taxes (if any) incurred subsequent to such policy anniversary date on which the highest contract value occurred.

The EGMDB is further described in the Prospectus.

If you select the EGMDB Rider, your contract value will be subject to new surrender charges as of the date the Rider is effective. The surrender charges (as further described in your Legacy or Legacy II Prospectus) are as follows:

                                    Number of complete contract years that a
                                    purchase payment has been invested
                                    ----------------------------------
                                    Less than  At least
                                    2 years    2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                  6%         5   4   3   2   1   0

For purposes of calculating surrender charges, your contract value will be treated as a new purchase payment as of the date the Rider is effective. Any remaining surrender charges existing prior to the time of the effective date of the Rider will be waived. The Rider may be elected only once.

This Rider is available if your current surrender charges equal 2% or less of your contract value. This Rider is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, pre-designated joint owner (as defined in the Prospectus), and annuitant are under age 76.

You may cancel this Rider for any reason within ten days (in some states longer) of the date you first receive the Rider. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, we will re-establish the prior existing surrender charges, if any, as of the date of receipt of the cancellation. If you cancel the Rider during this ten-day period, you cannot re-elect the Rider at a later time.

Please keep the Supplement with your Legacy or Legacy II Prospectus and retain it for future reference.

                  Lincoln National Variable Annuity Account E
                             (The American Legacy)


                         Supplement Dated
                      to the Prospectus Dated May 1, 2002



               Renewal Option: Estate Enhancement Benefit Rider

This Supplement describes certain changes to the Prospectus for The American Legacy ("Legacy") Variable Annuity Contracts offered through Lincoln National Variable Annuity Account E. This Supplement discusses an Estate Enhancement Benefit Rider ("Rider") to your Legacy contract. This Rider may only be offered to certain classes of contractowners.

If you select this Rider, you will receive the Estate Enhancement Benefit (as described below) as the death benefit under the contract, effective on the valuation date on which the Rider election form is approved by Lincoln Life. The annual mortality and expense risk charge for contracts with this Rider is 1.60%. The recipient of the death benefit and the manner of payment are described in your Legacy Prospectus.

If you select the Rider, your contract value on the date the Rider is effective (the "renewal amount") will be subject to new surrender charges. For purposes of calculating surrender charges, the renewal amount will be treated as a new purchase payment as of the date the Rider is effective. The surrender charges (as further described in your Legacy Prospectus) apply to purchase payments as follows:

                                       Number of complete contract years that a
                                       purchase payment has been invested
                                       ----------------------------------
                                       Less than  At least
                                       2 years    2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                     6%         5   4   3   2   1   0

Any remaining surrender charges existing prior to the effective date of the Rider will be waived. The Rider may be elected only once.

The amount of death benefit payable under the Rider equals the greatest of the following four amounts:

1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2) The renewal amount plus the sum of all purchase payments you make after the effective date of this Rider and minus all withdrawals, partial annuitizations and premium tax (if any) made, effected or incurred after the effective date of this Rider.

3) The highest contract value on any contract anniversary date following the effective date of this Rider and prior to the 81st birthday of the deceased owner, pre-designated joint owner (if applicable) or annuitant and prior to the death of the owner, pre-designated joint owner (if applicable) or annuitant for whom a death claim is approved by Lincoln Life for payment. If the Enhanced Guaranteed Minimum Death Benefit was in effect prior to the effective date of this Rider, then the highest contract value will be based on values calculated following the effective date of the Enhanced Guaranteed Minimum Death Benefit previously provided by the contract. The highest contract value is adjusted for certain transactions. It is increased by purchase payments (other than the renewal amount) made on or after that contract date anniversary on which the highest contract value is obtained. It is decreased by partial withdrawals, partial annuitizations, and premium taxes, if any, incurred on or after such contract anniversary date on which the highest contract value is obtained.

4) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment, plus an amount equal to the result of the enhancement rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.

                                 Age of oldest Owner/pre-designated Joint Owner/ Annuitant on date when this Rider is effective
                                 -----------------------------------------------

                                                           Ages 0-69  Ages 70-75
Enhancement rate equals:                                     40.0%         25.0%

Contract earnings equals:

1) the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2)  the renewal amount; minus

3) each purchase payment you make on or after the effective date of this Rider, and prior to the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; plus

4) the amount by which each withdrawal made on or after the effective date of this Rider and prior to the date of death of the individual for whom a death claim is approved by Lincoln Life for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1)  the renewal amount; plus

2) each purchase payment you make on or after the effective date of this Rider and prior to the date of death of the individual for whom a death claim is approved by Lincoln Life for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the owner, pre-designated joint owner (if applicable) or annuitant; minus

3) the amount by which each withdrawal made on or after the effective date of this Rider and prior to the date of death of the individual for whom a death claim is approved by Lincoln Life for payment, exceeded the contract earnings immediately prior to the withdrawal.

If the surviving spouse of the deceased is the recipient of the death benefit under this contract, the spouse may elect to continue the contract as the contractowner, and have an amount equal to the excess, if any, of the death benefit over the contract value credited to the contract. The Rider will continue in effect, but under the terms specified in the contract rider. Option number 4 under the amount of death benefit payable is not applicable if the surviving spouse or annuitant is over age 75 at the time the original death benefit was approved for payment. If this occurs, the annual mortality and expense risk charge on this contract will be reduced to 1.40.

The Estate Enhancement Benefit will not be paid if the contractowner, pre-designated joint owner or annuitant is changed, unless the change is the result of a surviving spouse continuing the contract. The Rider will also terminate upon the commencement of annuity payments.

The Rider is available if your current surrender charges equal 2% or less of your contract value. This Rider is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, pre-designated joint owner and annuitant are under age 76.

You may cancel this Rider for any reason within ten days (in some states longer) of the date you first receive the Rider. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period.

Upon cancellation, we will waive the new surrender charges, and reinstate the prior existing surrender charges, if any, as of the date of receipt of the cancellation. If you cancel the Rider during this ten-day period, you cannot re-elect the Rider at a later time.

Please keep this Supplement with your Legacy Prospectus and retain it for future reference.

American Legacy
Lincoln National Variable Annuity Account E
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

www.LincolnRetirement.com



This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (Lincoln Life). It is for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified 403(b) business will only be accepted for purchase payments that are either lump sum transfers or rollovers. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit.

The minimum initial purchase payment for the contract is:

1.$1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2.$300 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $25 per payment and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account E (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement income. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.


The available funds, listed below, are each part of American Funds Insurance Series (Series), Class I Shares:



  Global Discovery

  Global Growth
  Global Small Capitalization
  Growth
  International
  New World

  Blue Chip Income and Growth



  Growth-Income


  Asset Allocation
  Bond

  High-Income Bond (formerly High-Yield Bond)

  U.S. Government/AAA-Rated Securities
  Cash Management



This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that is attached, and keep both prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about Lincoln Life and Account E are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



May 1, 2002

Table of Contents


                Item                                        Page
                ------------------------------------------------
                Special terms                                 2
                ------------------------------------------------
                Expense tables                                3
                ------------------------------------------------
                Summary                                       5
                ------------------------------------------------
                Condensed financial information               6
                ------------------------------------------------
                Investment results                           10
                ------------------------------------------------
                Financial statements                         10
                ------------------------------------------------
                Lincoln National Life Insurance Co.          10
                ------------------------------------------------
                Fixed side of the contract                   10
                ------------------------------------------------
                Variable annuity account (VAA)               10
                ------------------------------------------------
                Investments of the variable annuity account  10
                ------------------------------------------------
                Charges and other deductions                 13
                ------------------------------------------------
                The contracts                                15
                ------------------------------------------------



                  Item                                   Page
                  -------------------------------------------
                  Annuity payouts                         22
                  -------------------------------------------
                  Federal tax matters                     25
                  -------------------------------------------
                  Voting rights                           29
                  -------------------------------------------
                  Distribution of the contracts           29
                  -------------------------------------------
                  Return privilege                        30
                  -------------------------------------------
                  State regulation                        30
                  -------------------------------------------
                  Restrictions under the Texas Optional
                  Retirement Program                      30
                  -------------------------------------------
                  Records and reports                     30
                  -------------------------------------------
                  Other information                       30
                  -------------------------------------------
                  Statement of additional information
                  Table of contents for Variable Annuity
                  Account E American Legacy               31
                  -------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Prospectus.)

Account or variable annuity account (VAA)--The segregated investment account, Account E, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity payouts are based and upon whose death a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the annuitant dies before the annuity commencement date. An Enhanced Guaranteed Minimum Death Benefit may also be available.


Free Amount--The amount that may be withdrawn each contract year without incurring a surrender charge.



I-4Life/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period, earlier version called Income4Life(R) Solution.


Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Series--American Funds Insurance Series (series), the funds to which you direct purchase payments.

Subaccount or American Legacy subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

   The maximum surrender charge (contingent deferred sales charge) (as a percentage of purchase payments surrendered/withdrawn): 6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Surrender charges.

--------------------------------------------------------------------------------
Annual administrative charge: $35

We make this charge against the contract value on the last valuation date of each contract year and upon full surrender. It is not a separate charge for each subaccount.

--------------------------------------------------------------------------------
Account E annual expenses for American Legacy subaccounts:*
(as a percentage of average account value):

                                                        With Enhanced
                                                        Guaranteed
                                                        Minimum
                                                        Death Benefit Without
                                                        (EGMDB)       EGMDB
                                                        ------------- -------
Mortality and expense risk charge                           1.25%      1.25%
Enhanced Death Benefit charge                                .15%         --

                                                            -----      -----
Total annual charge for each American Legacy subaccount     1.40%      1.25%


Annual expenses of the funds for the year ended December 31, 2001:

(as a percentage of each fund's average net assets):


                                    Management     Other        Total
                                    fees       +   expenses =   expenses
------------------------------------------------------------------------
 1. Global Discovery**                 .58%          .04%         .62%
------------------------------------------------------------------------
 2. Global Growth                      .66           .04          .70
------------------------------------------------------------------------
 3. Global Small Capitalization        .80           .03          .83
------------------------------------------------------------------------
 4. Growth                             .37           .01          .38
------------------------------------------------------------------------
 5. International                      .55           .06          .61
                                                                  .61
------------------------------------------------------------------------
 6. New World                          .85           .06          .91
------------------------------------------------------------------------
 7. Blue Chip Income and Growth**      .50           .01          .51
------------------------------------------------------------------------
 8. Growth-Income                      .33           .02          .35
                                                                  .35
------------------------------------------------------------------------
 9. Asset Allocation                   .43           .02          .45
------------------------------------------------------------------------
10. Bond                               .48           .01          .49
------------------------------------------------------------------------
11. High-Income Bond                   .50           .01          .51
------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities    .46           .01          .47
------------------------------------------------------------------------
13. Cash Management                    .45           .01          .46
------------------------------------------------------------------------


 *The VAA is divided into separately-named subaccounts. Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.


**Commenced operations on 7/5/2001, therefore the expenses provided in the table are annualized estimates.

EXAMPLES
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                             1 year       3 years      5 years      10 years
--------------------------------------------------------------------------------------------------------------
 1. Global Discovery                                       $78          $105          $125          $206
--------------------------------------------------------------------------------------------------------------
 2. Global Growth                                           82           117           145           247
--------------------------------------------------------------------------------------------------------------
 3. Global Small Capitalization                             83           121           152           261
--------------------------------------------------------------------------------------------------------------
 4. Growth                                                  78           107           129           214
--------------------------------------------------------------------------------------------------------------
 5. International                                           81           114           140           238
--------------------------------------------------------------------------------------------------------------
 6. New World                                               84           123           156           269
--------------------------------------------------------------------------------------------------------------
 7. Blue Chip Income and Growth                             77           102           120           195
--------------------------------------------------------------------------------------------------------------
 8. Growth-Income                                           78           106           127           211
--------------------------------------------------------------------------------------------------------------
 9. Asset Allocation                                        79           109           132           221
--------------------------------------------------------------------------------------------------------------
10. Bond                                                    80           111           134           225
--------------------------------------------------------------------------------------------------------------
11. High-Income Bond                                        80           111           135           227
--------------------------------------------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities                         79           110           133           223
--------------------------------------------------------------------------------------------------------------
13. Cash Management                                         79           110           133           222
--------------------------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a
5% annual return:

                                                             1 year       3 years      5 years      10 years
--------------------------------------------------------------------------------------------------------------
 1. Global Discovery                                       $18          $ 55          $ 95          $206
--------------------------------------------------------------------------------------------------------------
 2. Global Growth                                           22            67           115           247
--------------------------------------------------------------------------------------------------------------
 3. Global Small Capitalization                             23            71           122           261
--------------------------------------------------------------------------------------------------------------
 4. Growth                                                  18            57            99           214
--------------------------------------------------------------------------------------------------------------
 5. International                                           21            64           110           238
--------------------------------------------------------------------------------------------------------------
 6. New World                                               24            73           126           269
--------------------------------------------------------------------------------------------------------------
 7. Blue Chip Income and Growth                             17            52            90           195
--------------------------------------------------------------------------------------------------------------
 8. Growth-Income                                           18            56            97           211
--------------------------------------------------------------------------------------------------------------
 9. Asset Allocation                                        19            59           102           221
--------------------------------------------------------------------------------------------------------------
10. Bond                                                    20            61           104           225
--------------------------------------------------------------------------------------------------------------
11. High-Income Bond                                        20            61           105           227
--------------------------------------------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities                         19            60           103           223
--------------------------------------------------------------------------------------------------------------
13. Cash Management                                         19            60           103           222
--------------------------------------------------------------------------------------------------------------



The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that an EGMDB is in effect.

For more information, see Charges and other deductions in this Prospectus, and Management and Organization in the Prospectus for the series. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account--currently, there is no charge. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--I-4Life/SM/ Advantage for IRA contracts and Annuity payouts--including I-4Life/SM/ Advantage (non-qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts. This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.


What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Growth-Income, Blue Chip Income and Growth, Asset Allocation, Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account and Description of the series.


Who invests my money? The investment adviser for the series is Capital Research and Management Company (CRMC), Los Angeles, California. CRMC is registered as an investment adviser with the SEC. See Investments of the variable annuity account and Investment adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive annuity payouts, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as an administrative charge. If you withdraw contract value, you pay a surrender charge from 0% to 6%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Surrender charges.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk charge equal to an annual rate of 1.25%. If the EGMDB is in effect, the mortality and expense risk charge is 1.25% and 0.15% for the enhanced death benefit, for an annual charge totaling 1.40%. See Charges and other deductions.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Invest ments of the variable annuity account--Investment adviser.


Charges may also be imposed during the regular income or annuity payout period, including if you elect I-4Life/SM/ Advantage. See The contracts and Annuity payouts.


For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is I-4Life/SM/ Advantage? I-4Life/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the I-4Life/SM/ Advantage payout phase, based on the I-4Life/SM/ Advantage death benefit you choose.



What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit option you elect. Your beneficiary has options as to how the death benefit is paid or you may choose an option for your beneficiary. See The Contracts--Death benefit before the annuity commencement date. See I-4Life/SM/ Advantage (IRA).


May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers following the annuity commencement date. Transfers to and from the General Account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within 20 days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information

(For an accumulation unit outstanding throughout the period)

The following information relating to accumulation unit values and number of accumulation units for The American Legacy subaccounts for each of the ten years in the period ended December 31, 2001 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.



                                            1992    1993    1994    1995    1996
--------------------------------------------------------------------------------
Global Discovery subaccount++
Accumulation unit value
.. Beginning of period unit value................................................
.. End of period.................................................................
Number of accumulation units
.. End of period (000's omitted).................................................
--------------------------------------------------------------------------------
Global Growth subaccount*
Accumulation unit value
.. Beginning of period...........................................................
.. End of period.................................................................
Number of accumulation units
.. End of period (000's omitted).................................................
--------------------------------------------------------------------------------
Global Small Capitalization subaccount**
Accumulation unit value
.. Beginning of period...........................................................
.. End of period.................................................................
Number of accumulation units
.. End of period (000's omitted).................................................
--------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
.. Beginning of period...................   1.492   1.632   1.875   1.861   2.450
.. End of period.........................   1.632   1.875   1.861   2.450   2.743
Number of accumulation units
.. End of period (000's omitted)......... 110,169 111,230 105,312 101,710  90,842
--------------------------------------------------------------------------------
International subaccount***
Accumulation unit value
.. Beginning of period...................................  $1.000   1.001   1.114
.. End of period.........................................  $1.001   1.114   1.294
Number of accumulation units
.. End of period (000's omitted).........................  27,787  31,592  38,351
--------------------------------------------------------------------------------
New World subaccount*++
Accumulation unit value
.. Beginning of period...........................................................
.. End of period.................................................................
Number of accumulation units
.. End of period (000's omitted).................................................
--------------------------------------------------------------------------------
Blue Chip Income and Growth subaccount++
Accumulation unit value
.. Beginning of period...........................................................
.. End of period.................................................................
Number of accumulation units
.. End of period (000's omitted).................................................
--------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
.. Beginning of period...................   1.392   1.484   1.646   1.659   2.180
.. End of period.........................   1.484   1.646   1.659   2.180   2.556
Number of accumulation units
.. End of period (000's omitted)......... 201,913 199,178 183,608 172,288 158,861
--------------------------------------------------------------------------------
Asset Allocation subaccount***
Accumulation unit value
.. Beginning of period...................................  $1.000    .986   1.262
.. End of period.........................................   $.986   1.262   1.443
Number of accumulation units
.. End of period (000's omitted).........................   3,807   5,168   7,199
--------------------------------------------------------------------------------

     1997            1998           1999           2000           2001
  with  without   with without   with without   with without   with without
EGMDB+    EGMDB  EGMDB   EGMDB  EGMDB   EGMDB  EGMDB   EGMDB  EGMDB   EGMDB
--------------------------------------------------------------------------
                                                             $1.000  1.000
                                                             $0.927  0.928
                                                                  1     22
--------------------------------------------------------------------------
$1.000    1.000  1.076   1.077  1.369   1.371  2.295  2.304   1.840  1.849
$1.076    1.077  1.369   1.371  2.295   2.304  1.840  1.849   1.560  1.571
    10    3,197    103   4,950    256   5,812    584  6,969     875  5,198
--------------------------------------------------------------------------
                $1.000   1.000  1.014   1.015  1.918  1.923   1.583  1.589
                $1.014   1.015  1.918   1.923  1.583  1.589   1.364  1.371
                   116   2,312    197   4,008    545  4,899     519  3,949
--------------------------------------------------------------------------
$1.000    2.743  3.523   3.525  4.709   4.719  7.320  7.346   7.559  7.597
$3.523    3.525  4.709   4.719  7.320   7.346  7.559  7.597   6.117  6.157
   652   79,287  3,154  69,344  3,590  61,232  6,701 52,734   5,976 43,393
--------------------------------------------------------------------------
$1.000    1.294  1.392   1.393  1.664   1.668  2.896  2.907   2.232  2.243
$1.392    1.393  1.664   1.668  2.896   2.907  2.232  2.243   1.766  1.778
   386   36,401    954  30,225  1,176  28,019  2,762 24,081   2,351 18,934
--------------------------------------------------------------------------
                               $1.000   1.000  1.176  1.176   1.015  1.017
                               $1.176   1.176  1.015  1.017   0.961  0.965
                                  158   1,194    347  2,132     356  1,843
--------------------------------------------------------------------------
                                                             $1.000  1.000
                                                             $0.941  0.942
                                                              1,450    919
--------------------------------------------------------------------------
$1.000    2.556  3.175   3.177  3.706   3.714  4.074  4.089   4.348  4.371
$3.175    3.177  3.706   3.714  4.074   4.089  4.348  4.371   4.407  4.436
 1,197  143,541  5,723 123,176  6,007 106,639 11,715 84,842  10,720 73,779
--------------------------------------------------------------------------
$1.000    1.443  1.716   1.717  1.914   1.918  2.024  2.032   2.088  2.099
$1.716    1.717  1.914   1.918  2.024   2.032  2.088  2.099   2.075  2.089
    49    9,519    228  10,140    359   9,335    695  7,060     604  6,543
--------------------------------------------------------------------------

                                       1991   1992   1993   1994   1995   1996
-------------------------------------------------------------------------------
Bond subaccount*+
Accumulation unit value
.. Beginning of period.................................................. $1.000
.. End of period........................................................ $1.046
Number of accumulation units
.. End of period (000's omitted)........................................  1,681
-------------------------------------------------------------------------------
High-Income Bond subaccount
Accumulation unit value
.. Beginning of period............... $1.234  1.543  1.714  1.971  1.819  2.188
.. End of period..................... $1.543  1.714  1.971  1.819  2.188  2.447
Number of accumulation units
.. End of period (000's omitted)..... 28,254 27,823 29,951 25,988 23,867 20,767
-------------------------------------------------------------------------------
U.S. Government/AAA-Rated subaccount
Accumulation unit value
.. Beginning of period............... $1.187  1.359  1.444  1.586  1.498  1.707
.. End of period..................... $1.359  1.444  1.586  1.498  1.707  1.738
Number of accumulation units
.. End of period (000's omitted)..... 44,335 42,291 39,387 31,118 29,062 22,652
-------------------------------------------------------------------------------
Cash Management subaccount
Accumulation unit value
.. Beginning of period............... $1.256  1.309  1.335  1.353  1.388  1.447
.. End of period..................... $1.309  1.335  1.353  1.388  1.447  1.502
Number of accumulation units
.. End of period (000's omitted)..... 19,913 21,963 13,982 14,312 10,001  9,605
------------------------------------------------------------------------------


*The Global Growth subaccount began operations on April 30, 1997 so the figures for 1997 represent experience of less than one year.

**The Global Small Capitalization subaccount began operations on April 30, 1998 so the figures for 1998 represent experience of less than one year.

***The International subaccount and Asset Allocation subaccount began operations on January 3, 1994.

*+The Bond subaccount began operations on January 2, 1996 so the figures for 1996 represent experience of less than one year.


+The EGMDB rider was not available until May 1, 1997 so the figures for 1997 represent experience of less than one year.


*++The New World subaccount began operations on June 17, 1999 so the figures for 1999 represent experience of less than one year.


++The Global Discovery and Blue Chip Income and Growth subaccounts began operations on July 5, 2001 so the figures for 2001 represent experience of less than one year.

     1997           1998          1999          2000          2001
  with  without  with without  with without  with without  with without
EGMDB+    EGMDB EGMDB   EGMDB EGMDB   EGMDB EGMDB   EGMDB EGMDB   EGMDB
----------------------------------------------------------------------
$1.000   1.046  1.136  1.137  1.170  1.172  1.186  1.190  1.230  1.237
$1.136   1.137  1.170  1.172  1.186  1.190  1.230  1.237  1.316  1.325
     2   2,350     84  3,609    101  3,312    143  2,994    692  4,247
----------------------------------------------------------------------
$1.000   2.447  2.714  2.716  2.689  2.694  2.805  2.815  2.681  2.695
$2.714   2.716  2.689  2.694  2.805  2.815  2.681  2.695  2.856  2.875
   204  18,707    614 16,578    682 13,416  1,260  9,927  1,065  8,790
----------------------------------------------------------------------
$1.000   1.738  1.860  1.862  1.985  1.989  1.947  1.954  2.144  2.155
$1.860   1.862  1.985  1.989  1.947  1.954  2.144  2.155  2.267  2.283
   150  17,975    545 16,874    640 13,728    980 10,875    930 10,177
----------------------------------------------------------------------
$1.000   1.502  1.559  1.560  1.616  1.620  1.671  1.677  1.747  1.756
$1.559   1.560  1.616  1.620  1.671  1.677  1.747  1.756  1.786  1.798
   213   7,105    456  7,084    556  8,010  1,347  5,087  1,442  5,292
----------------------------------------------------------------------

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. Non-standard results will be calculated without sales charges. These results may be higher.


During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.



The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.


Financial Statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500.

Lincoln National Life
Insurance Co.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account
(VAA)


On September 26, 1986, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contracts, other than those of the contractowner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.


Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund in the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment adviser
The investment adviser for the series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment adviser receives a fee from the se-ries which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchases and redemptions of shares, in the Prospectus for the series.

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has thirteen separate portfolios of funds. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The se-ries' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts.

Each fund has two classes of shares, designated as Class 1 and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 but not Class 1 shares are subject to a 12b-1 plan. Only Class 1 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series, which is included in this booklet. You should read the series prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 1.Global Discovery Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. Companies in the services and information area include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.


 2.Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 3.Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


 4.Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 5.International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


 6.New World Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds and government securities, in these countries. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



 7.Blue Chip Income and Growth Fund--The fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the U.S.



 8.Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.


 9.Asset Allocation Fund--The fund seeks to provide you with high total return
   (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities; bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

10.Bond Fund--The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.


11.High-Income Bond Fund (formerly High-Yield Bond)--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities, and securities that have both equity and debt characteristics, that provide an opportunity for capital appreciation.


12.U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

13.Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments.

Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.


Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected in changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners or participants. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners and participants.

Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing and automatic withdrawal services--See Additional services and the SAI for more information about these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The benefits we provide include death benefits, annuity payout benefits and cash surrender value benefits. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed actual contract value; the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge or associated with a particular contract. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.25% of the daily net asset value as a mortality and expense risk charge. For those contracts which include the EGMDB, the aggregate charge against the VAA is 1.40% consisting of a 1.25% mortality and expense risk charge and a 0.15% risk charge for the EGMDB.

Administrative charge
We will deduct an administrative charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year. This charge will also be deducted from the contract value upon surrender.

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                     Number of complete
                                     contract years that a
                                     purchase payment
                                     has been invested
               --------------------------------------------------
                                     Less
                                     than At least
                                     2    2   3   4   5   6   7+
               Surrender charge as a
                 percentage of the
                 surrendered or
                 withdrawn purchase
                 payments            6%   5   4   3   2   1   0

A surrender charge does not apply to:

 1.A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

 2.The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of a contract);

 3.Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2;

 4.A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the tax code], after the effective date of the contract and before the annuitant's 65th birthday.

 5.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 6.A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of LNC or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased); and

 7.A surrender of the contract as a result of the death of the contractowner, sole joint owner, pre-designated joint owner or annuitant. However, the surrender charge is not waived upon the death of a non pre-designated joint owner.

 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

 9.Periodic payments made under any annuity payout option made available by Lincoln Life.


10.Regular income payments made under any I-4Life/SM/ Advantage option.


For charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life assumes that:

a.the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states, paragraph c. does not apply and paragraph b. continues to apply after the 7th anniversary of the contract.

In most states, for purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a.the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies.


We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.


If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Rider charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.


Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges m ay also be imposed during the regular income and annuity payout period. See I-4Life/SM/ Advan-tage (IRA) and (Non-Qualified) and Annuity Payouts.


There are additional deductions from and expenses paid out of the assets of the underlying series that are described in the Prospectus for the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


If a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.


Who can invest?
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annuitant cannot be older than age 85 (or older than age 80 in Pennsylvania).


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.



Replacement of existing insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for additional purchase payments is $300 for nonqualified and qualified contracts, with a minimum of $25 per payment. Purchase payments in total may not exceed $2 million for each annuitant without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract, the maturity date, or the payment of any death benefit, whichever comes first.

Lincoln Life reserves the right to limit purchase payments made to the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the NYSE is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at the home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payment to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charge imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date we receive your request provided that your request is received by 4 p.m. New York time. If your request is received after 4 p.m. New York time, the transfer will be done using the accumulation unit values as of the next valuation date.

Transfers between subaccounts are restricted to six times (within and/or between the variable and fixed accounts) every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging, portfolio rebalancing or cross-reinvestment program elected on forms available from us (See Additional services and the SAI for more information about these programs). The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

This contract is not designed for professional market timing organizations or other entities using frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

See Delay of payments.


Transfers to and from the General Account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed account; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.

These transfers cannot be elected more than six times (within and/or between the variable and fixed accounts) every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging, portfolio rebalancing or cross-reinvestment program elected on forms available from us (See Additional services and the SAI for more information about these programs).


For discussion on telephone and electronic transfers, see Transfers between subaccounts on or before the annuity commencement date.


Transfers after the annuity commencement date

If you select an I-4Life/SM/ Advantage option, your transfer rights and restrictions for the variable subaccounts are the same as they were on or before the annuity commencement date, except that no money may be transferred to the fixed side of the contract.



If you do not select an I-4Life/SM/ Advantage option, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, no transfers are allowed from the fixed side of the contract to the subaccounts.


Additional Services
There are four additional services available to you at no extra charge under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.


Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your total contract deposit.


The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit before the annuity commencement date
You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

The contractowner may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

In addition to paying a death benefit when the annuitant dies, we will also pay a death benefit when the contractowner, sole joint owner, or pre-designated joint owner dies before the annuity commencement date. This death benefit equals the greater of: (1) the GMDB or, if elected, the EGMDB; or (2) the current value of the contract as of the day we approve the claim for payment.

If the contract has more than one joint owner, this death benefit will only be paid on the death of the pre-designated joint owner. The contractowner may make this pre-designation to us in writing. If the contractowner does not make this designation, the youngest joint owner will be the pre-designated joint owner. Only the cash surrender value will be paid upon the death of a non-pre-designated joint owner.

To summarize, the death benefit will be paid as follows:

   If the annuitant dies, the death benefit will be paid to the beneficiary.

   If the contractowner dies, we will pay a death benefit to the contingent owner, if any, otherwise to the annuitant.

   It the contractowner or joint owner dies, payment of either the death benefit or the cash surrender value will be paid to the remaining contractowner or joint owners equally.

   If the contractowner or joint owner is also the annuitant, the death benefit will be paid to the beneficiary.

Death benefits are taxable. See Federal tax matters.

A surrender charge does not apply to a surrender of the contract as a result of the death of a contractowner, sole joint owner, pre-designated joint owner or annuitant. If there are two or more joint owners, the surrender charge is waived only on the death of the predesignated joint owner.

If the surviving spouse elects to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) and that exceeds the current contract value on the date the surviving spouse elects to continue will be credited to the contract. This feature will only apply one time for each contract.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of: (1) Proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) Written authorization for payment; and (3) Our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the proceeds.); and/or

2.If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to his/her estate, as applicable.

Unless the contractowner has already selected a settlement option, the beneficiary must choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in-first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the contractowner, sole joint owner, pre-designated joint owner or the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. The GMDB will terminate once you elect an Income4Life Solution option. For more information about GMDB calculations, please refer to the SAI.

The EGMDB is an alternative to the GMDB for owners of nonqualified contracts or contracts used under an IRA plan. Under the EGMDB, the death benefit payable is the amount equal to the greater of: (1) contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniversary date (includ-ing the inception date) from the time the EGMDB takes effect up to and including the contractowner, sole joint owner, pre-designated joint owner or annuitant's age up to and including 80. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.


If you elect the EGMDB, the benefit will begin as of the valuation date we receive the request and we will begin deducting the charge for the EGMDB as of that date. The EGMDB may be elected at any time.



If you elect the EGMDB, you may discontinue the benefit at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discon-tinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB will apply instead and will determine what death benefit is payable. The EGMDB (and GMDB) will terminate once you elect an Income4Life Solution option.


If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump-sum settlement or an annuity payout. Federal tax law requires that an annuity election be made no later than 60 days after we receive satisfactory notice of death as discussed previously.

If a lump-sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60-day period, a lump-sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the Investment Company Act of 1940.


Notwithstanding any provision of the contract to the contrary, the payment of death benefits provided under the contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.




Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after

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the annuity commencement date depend upon the annuity payout option you select.


The amount available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal tax matters.




There are charges associated with the surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.



Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age
59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to the restrictions.



Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.




Small contract surrenders


Lincoln Life may surrender your IRA or nonqualified contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected, 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any charge.





I-4Life/SM/ Advantage


(IRA Annuity Contracts ONLY)


The I-4Life/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.75% for the I-4Life/SM/ Guarantee of Principal death benefit, and 1.90% for the I-4Life/SM/ EGMDB death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



I-4Life/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advantage began.



Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.



If I-4Life/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the I-4Life/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.


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Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%.



Access Period. At the time you elect I-4Life/SM/ Advantage, you also select the Access Period, which begins no more than 14 days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all sub sequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death Benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal death benefit; and



(2)I-4Life/SM/ Advantage EGMDB death benefit.



Under any I-4Life/SM/ Advantage death benefit, if you die during the Access Period, the I-4Life/SM/ Advantage will terminate. Your beneficiary may start a new I-4Life/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



The I-4Life/SM/ Advantage Guarantee of Principal death benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB death benefit is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I-4Life/SM/


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


  Advantage will be considered if you did not elect (or you discontinued) the EGMDB death benefit as the death benefit before I-4Life/SM/ Advantage. If you elected this death benefit after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.



The charge under this death benefit is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB death benefit may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal or EGMDB death benefits offered under I-4Life/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.65% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.75% or 1.90% under I-4Life/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may terminate I-4Life/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before I-4Life/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the I-4Life/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate I-4Life/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time I-4Life/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year. At the end of the Access Period, we will transfer any amount remaining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.



Transfers may also be delayed as permitted by the 1940 Act.


Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for

                                                                             21

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reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The maximum commission which will be paid to dealers is equal to 4.0% of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.40% of each contract year's increased GMDB (regard-less of whether or not the EGMDB is in effect), paid over a period of eight years. At times, additional sales incentives (up to 0.30% of purchase payments and up to 0.05% of the contract value in the VAA while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.0% of contract value can be paid to dealers upon annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.




Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker-dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealers, Inc. (NASD) and their broker-dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker-dealers on behalf of their registered representatives and these broker-dealers may retain a portion of the commissions paid. Lincoln Life may pay additional compensation to these broker-dealers and/or reimburse them for portions of contract sales expenses. These broker-dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker-dealers.


Lincoln Life may pay additional compensation to certain broker-dealers that meet specified sales goals and contract persistency targets, which may change from time to time. These payments are not deducted from purchase payments or contract value.

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint/contingent ownership
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract.

A contingent owner may not exercise ownership rights in this contract while the contractowner is living.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-942-5500.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available:

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no

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

guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if he/she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity Guaranteed for Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of 1.25% will be assessed on all variable annuity payouts (except for the I-4Life/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.






I-4Life/SM/ Advantage


(Non-Qualified Annuity Contracts ONLY)


We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.75% for the I-4Life/SM/ Advantage Guarantee of Prinipal death benefit, and 1.90% for the I-4Life/SM/ Advantage EGMDB death benefit, of the net asset value of the Account Value in the VAA. This


                                                                             23

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charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



If your contract value is at least $50,000, you may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The fixed account is not available with I-4Life/SM/ Advantage. Additional purchase payments will not be accepted after I-4Life/SM/ Advantage is elected.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advantage began.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.



Access Period. At the time you elect I-4Life/SM/ Advantage, you also select the Access Period, which begins no more than 14 days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal death benefit; and



(2)I-4Life/SM/ Advantage EGMDB death benefit.



The I-4Life/SM/ Advantage Guarantee of Principal death benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.

The I-4Life/SM/ Advantage EGMDB death benefit is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I-4Life/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB death benefit as the death benefit before I-4Life/SM/ Advantage. If you elected this death benefit after the effective date of the contract, only the highest Account Value after that death benefit election will be used.



The charge under this death benefit is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB death benefit may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal or EGMDB death benefits offered under I-4Life/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.65% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.75% or 1.90% under I-4Life/SM/ Advantage).


The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may not terminate I-4Life/SM/ Advantage once you have elected it.




Federal tax matters


Introduction




The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).



.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by an individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of interest deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age at which annuity payouts begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax treatment of payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of withdrawals and surrenders


You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.



Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the I-4Life/SM/ Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.



Taxation of death benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.



.. Death prior to the annuity commencement date--



   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.



   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.



.. Death after the annuity commencement date--



   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.



   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty taxes payable on withdrawals, surrenders, or annuity payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:



.. you receive on or after you reach age 59 1/2,



.. you receive because you became disabled (as defined in the tax law),



.. a beneficiary receives on or after your death, or



.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).



Special rules if you own more than one annuity contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a contract


If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for a contract's death benefit


Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.



Qualified retirement plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of qualified contracts and terms of contracts


Currently, we issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")



.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)



.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,



.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Tax status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.






Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. After the annuity commencement date, the votes attributable to a contract will decrease.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholder's meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities beside Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, Ca 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage pre-paid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any contract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1.Termination of employment in all institutions of higher education as defined in Texas law;

2.Retirement; or

3.Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services, to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by the 1940 Act or any other applicable law or regulation.


You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center or contacting us.



To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.




Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


During 2001, Lincoln Life sold its reinsurance operation to Swiss Re. See note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.


Special arrangements
At times, Lincoln Life may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.
Statement of Additional Information
Table of Contents for Separate Account E

                   Item                                 Page
                   -----------------------------------------
                   General information and history of
                   Lincoln Life                         B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------
                   Annuity payouts                      B-2
                   -----------------------------------------
                   Automatic increase in the guaranteed
                   minimum death benefit                B-4
                   -----------------------------------------
                   Additional services                  B-5
                   -----------------------------------------
                   Other information                    B-5
                   -----------------------------------------
                   Financial statements                 B-6
                   -----------------------------------------

For a free copy of the SAI please see page one of this booklet.

The American Legacy

Lincoln National
Variable Annuity Account E (Registrant)

Lincoln National
Life Insurance Co. (Depositor)

Statement of additional information (SAI)


This SAI should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Account E dated May 1, 2002. You may obtain a copy of the Account E Prospectus on request and without charge. Please write American Legacy Customer Service, Lincoln National Life Insurance Co., P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.


Table of contents

                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln Life                      B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------



This SAI is not a Prospectus.


The date of this SAI is May 1, 2002


                   Item                                 Page
                   -----------------------------------------
                   Annuity payouts                      B-2
                   -----------------------------------------
                   Automatic increase in the guaranteed
                   minimum death benefit                B-4
                   -----------------------------------------
                   Additional services                  B-5
                   -----------------------------------------
                   Other information                    B-5
                   -----------------------------------------
                   Financial statements                 B-6
                   -----------------------------------------

General information and history of
 Lincoln National Life
Insurance Co. (Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the NYSE is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the variable annuity account (VAA) and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter


Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule. For 1999, 2000 and 2001, AFD received underwriting commissions of $13,470,639, $17,970,257 and $16,539,760, respectively. AFD retained these amounts: 1999-$9,017,863; 2000-$10,817,428; 2001-$10,716,217.


Purchase of securities being offered

The contracts are no longer being offered. Although there are no special purchase plans for any class of prospectus buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors or bona fide full time employees of the LNC, the Capital Group, Inc., their affiliated or managed companies and certain other persons. See Charges and other deductions in the Prospectus.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the General Account, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract before the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and
(4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained as follows.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At the annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent annuity payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days before the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a.The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b.A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.




I-4Life/SM/ Advantage for Nonqualified contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and the regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or the Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex(es) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for the subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.





I-4Life/SM/ Advantage options for IRA contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the I-4Life/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4Life/SM/ solution annuity factors are based on whether the I-4Life/SM/ Advantage or Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex(es) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. After the Access Period each subsequent regular income payment will be adjusted. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



After the Acess Perod only the variable portion of each subsequent regular income payment will be adjusted as discussed above.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


Proof of age, sex and survival
Lincoln Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.


Automatic increase in the guaranteed minimum death benefit

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln Life will automatically increase the guaranteed minimum death benefit (GMDB):

Lincoln Life will automatically increase the GMDB, separately for each contract year's purchase payment(s), effective upon the seventh anniversary of each eligible contract year in which those payments were made (as the contingent deferred sales charge expires on those payments).

The attributable gain (AG), used to increase the GMDB, will be calculated based on the contract value at the close of business on the last valuation date preceding the seventh anniversary of the contract year for which the increase is made. The AG will be the amount which results from allocating the total appreciation in the contract to each contract year's purchase payments adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).

If a single purchase payment was deposited or multiple deposits were made in the first contract year only, then, upon adjustment, the increased GMDB will be the contract value on the seventh contract anniversary. However, if contract value is less than net purchase payments, the GMDB will not be adjusted.

If purchase payments have been deposited in multiple contract years, then, upon adjustment, the increased GMDB will be the sum of all purchase payments plus any attributable gain, as calculated for each contract year which has reached its seventh anniversary, minus any withdrawals, partial annuitizations and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which purchase payments less withdrawals will accumulate to the contract value on the contract anniversary beginning with the seventh anniversary. The application of the IRR methodology to any particular contract year could allocate gain, if any, in a manner which does not precisely correlate with the contract's actual investment experience for a particular contract year or subaccount. The calculation of the IRR assumes all purchase payments and withdrawals occur at the beginning of the contract year in which they were made. Once the IRR has been determined, the gain attributable to each contract year is calculated by applying the IRR to the purchase payments, less any withdrawals applied on a FIFO basis.

Additional services


Dollar cost averaging (DCA). You may systematically transfer on a monthly basis amounts from the DCA Fixed Account or certain variable subaccounts into the variable subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500.00 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS). AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. We reserve the right to discontinue this program at any time.

Cross-reinvestment service. Under this option, account value in a designated subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a writ- ten request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.



The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

Portfolio Rebalancing. Portfolio Rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% International). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life or by telephone if we have your telephone authorization on file.

If portfolio rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by writing or by calling if we have your telephone authorization on file Lincoln Life.

The portfolio rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.

Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account E



Statement of assets and liabilities


December 31, 2001


                                                                                       Mortality &
                                                                                       Expense        Contract
                                                         Contract                      Charges        Redemptions
                                                         Purchases                     Payable To     Due To The
                                                         Due From The                  The Lincoln    Lincoln
                                                         Lincoln National              National       National
                                                         Life Insurance                Life Insurance Life Insurance
                                            Investments  Company          Total Assets Company        Company        Net Assets
---------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Subaccount               $378,388,908       $ --       $378,388,908    $39,773        $105,090    $378,244,045
AFIS Growth Subaccount                       307,312,236         --        307,312,236     32,439         132,377     307,147,420
AFIS Asset Allocation Subaccount              15,169,761         --         15,169,761      1,582          54,572      15,113,607
AFIS High-Yield Bond Subaccount               28,422,943         --         28,422,943      2,955           4,409      28,415,579
AFIS U.S. Government/AAA-Rated
 Securities Subaccount                        25,622,547         --         25,622,547      2,651           7,346      25,612,550
AFIS Cash Management Subaccount               12,137,633         --         12,137,633      1,278             765      12,135,590
AFIS International Subaccount                 38,355,258         --         38,355,258      3,975          46,979      38,304,304
AFIS Bond Subaccount                           6,589,800         --          6,589,800        687              --       6,589,113
AFIS Global Growth Subaccount                  9,661,743         --          9,661,743      1,013          20,143       9,640,587
AFIS Global Small Capitalization
 Subaccount                                    6,165,914        186          6,166,100        644              --       6,165,456
AFIS New World Subaccount                      2,144,340         --          2,144,340        224          21,444       2,122,672
AFIS Global Discovery Subaccount                  23,618         --             23,618          3              --          23,615
AFIS Blue Chip Income and Growth Subaccount    2,249,105         --          2,249,105        249          16,006       2,232,850



                                            Non-Affiliated
                                            --------------
                      Investments at Cost    $796,504,935
                      Investments at Market   832,243,806





See accompanying notes.

Lincoln National Variable Annuity Account E

Statement of operations

Year Ended December 31, 2001



                                                                          AFIS
                                                                          Growth-       AFIS
                                                                          Income        Growth
                                                                          Subaccount    Subaccount
------------------------------------------------------------------------------------------------------
Net Investment Income (loss):
.. Dividends from investment income                                        $  8,187,305  $   2,324,311
.. Dividends from net realized gain on investments                           42,410,913     95,589,414
.. Mortality and expense guarantees:
 . Legacy I (1.25% Fee Rate)                                                (4,371,479)    (3,915,357)
 . Legacy I (1.40% Fee Rate)                                                  (676,070)      (624,709)
 . Legacy I (1.50% Fee Rate)                                                      (352)          (337)
 . Legacy I (1.65% Fee Rate)                                                        (5)            (5)
                                                                          ------------  -------------
NET INVESTMENT INCOME (LOSS)                                                45,550,312     93,373,317

Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                 10,276,863     15,587,828
  . Net change in unrealized appreciation or depreciation on investments   (50,298,524)  (192,726,437)
                                                                          ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (40,021,661)  (177,138,609)
                                                                          ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $  5,528,651  $ (83,765,292)
                                                                          ============  =============

                                                                                        AFIS
                                                                          AFIS          Global
                                                                          Bond          Growth
                                                                          Subaccount    Subaccount
------------------------------------------------------------------------------------------------------
Net Investment Income (loss):
.. Dividends from investment income                                        $    281,854  $      98,252
.. Dividends from net realized gain on investments                                   --        915,901
.. Mortality and expense guarantees:
 . Legacy I (1.25% Fee Rate)                                                   (61,817)      (123,461)
 . Legacy I (1.40% Fee Rate)                                                    (6,082)       (13,727)
 . Legacy I (1.50% Fee Rate)                                                       (22)            (5)
 . Legacy I (1.65% Fee Rate)                                                        (4)            (5)
                                                                          ------------  -------------
NET INVESTMENT INCOME (LOSS)                                                   213,929        876,955

Net Realized and Unrealized Gain (Loss) on Investments:
.. Net realized gain (loss) on investments                                       15,384        (97,937)
.. Net change in unrealized appreciation or depreciation on investments          98,056     (2,527,498)
                                                                          ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         113,440     (2,625,435)
                                                                          ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $    327,369  $  (1,748,480)
                                                                          ============  =============



See accompanying notes.

                                   AFIS
                                   U.S.
        AFIS           AFIS        Government/ AFIS
        Asset          High-Yield  AAA-Rated   Cash       AFIS
        Allocation     Bond        Securities  Management International
        Subaccount     Subaccount  Subaccount  Subaccount Subaccount
        ----------------------------------------------------------------
         $   589,167   $3,203,231  $1,445,120  $ 674,751  $     522,018
             932,353           --          --         --     12,647,063
            (178,872)    (328,345)   (297,568)  (120,893)      (532,611)
             (18,180)     (45,135)    (29,538)   (35,239)       (68,468)
                (283)          (5)        (22)        (5)            (5)
                  (4)          (4)         (4)        (4)            (4)
         -----------   ----------  ----------  ---------  -------------
           1,324,181    2,829,742   1,117,988    518,610     12,567,993
             116,805     (545,251)    369,331    209,888     (1,199,128)
          (1,498,321)    (336,604)    (15,984)  (451,880)   (23,212,207)
         -----------   ----------  ----------  ---------  -------------
          (1,381,516)    (881,855)    353,347   (241,992)   (24,411,335)
         -----------   ----------  ----------  ---------  -------------
         $   (57,335)  $1,947,887  $1,471,335  $ 276,618  $ (11,843,342)
         ===========   ==========  ==========  =========  =============

        AFIS                                   AFIS
        Global         AFIS        AFIS        Blue Chip
        Small          New         Global      Income and
        Capitalization World       Discovery   Growth
        Subaccount     Subaccount  Subaccount  Subaccount Combined
        ----------------------------------------------------------------
         $    72,568   $    4,311  $       89  $  11,166  $  17,414,143
             463,234           --          --         --    152,958,878
             (76,542)     (24,305)       (186)    (3,665)   (10,035,101)
             (10,325)      (5,114)         (6)    (5,193)    (1,537,786)
                  (5)          (5)         (5)        (5)        (1,056)
                  (5)          (4)         (5)        (4)           (57)
         -----------   ----------  ----------  ---------  -------------
             448,925      (25,117)       (113)     2,299    158,799,021
            (631,722)     (89,455)    (11,214)   (23,866)    23,977,526
            (999,682)     (19,046)       (646)   165,294   (271,823,479)
         -----------   ----------  ----------  ---------  -------------
          (1,631,404)    (108,501)    (11,860)   141,428   (247,845,953)
         -----------   ----------  ----------  ---------  -------------
         $(1,182,479)  $ (133,618) $  (11,973) $ 143,727  $ (89,046,932)
         ===========   ==========  ==========  =========  =============

Lincoln National Variable Annuity Account E

Statements of changes in net assets

Years Ended December 31, 2000 and 2001


                                                                        AFIS           AFIS
                                                                        Growth-Income  Growth
                                                                        Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $ 464,185,225  $ 479,618,242
Changes From Operations:
 . Net investment income (loss)                                             1,861,351     (3,178,948)
 . Net realized gain (loss) on investments                                 13,043,312     31,014,974
 . Net change in unrealized appreciation or depreciation on investments    13,221,201     (8,883,074)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            28,125,864     18,952,952
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    45,579,109     72,276,625
   . Terminated contracts and transfers to annuity reserves              (112,176,810)  (115,909,602)
                                                                        -------------  -------------
                                                                          (66,597,701)   (43,632,977)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts               1,088,248        778,877
   . Annuity payments                                                        (767,838)      (598,149)
   . Reimbursement of mortality guarantee adjustment                          (33,945)       (28,324)
                                                                        -------------  -------------
                                                                              286,465        152,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (66,311,236)   (43,480,573)
                                                                        -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (38,185,372)   (24,527,621)
                                                                        -------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                           425,999,853    455,090,621
Changes From Operations:
 . Net investment income (loss)                                            45,550,312     93,373,317
 . Net realized gain (loss) on investments                                 10,276,863     15,587,828
 . Net change in unrealized appreciation or depreciation on investments   (50,298,524)  (192,726,437)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             5,528,651    (83,765,292)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    17,679,870     22,039,920
   . Terminated contracts and transfers to annuity reserves               (70,267,550)   (86,573,130)
                                                                        -------------  -------------
                                                                          (52,587,680)   (64,533,210)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                  90,844        968,251
   . Annuity payments                                                        (742,366)      (546,971)
   . Reimbursement of mortality guarantee adjustment                          (45,257)       (65,979)
                                                                        -------------  -------------
                                                                             (696,779)       355,301
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (53,284,459)   (64,177,909)
                                                                        -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (47,755,808)  (147,943,201)
                                                                        -------------  -------------
NET ASSETS AT DECEMBER 31, 2001                                         $ 378,244,045  $ 307,147,420
                                                                        =============  =============

                                                                                       AFIS Global
                                                                        AFIS Bond      Growth
                                                                        Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $   4,107,694  $  14,214,676
Changes From Operations:
 . Net investment income (loss)                                               (23,654)       (40,357)
 . Net realized gain (loss) on investments                                    (31,309)       652,086
 . Net change in unrealized appreciation or depreciation on investments       206,813     (4,244,216)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               151,850     (3,632,487)
Change From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                       655,710      7,785,896
   . Terminated contracts and transfers to annuity reserves                  (989,706)    (4,199,112)
                                                                        -------------  -------------
                                                                             (333,996)     3,586,784
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                      --        (18,898)
   . Annuity payments                                                         (28,585)       (41,990)
   . Reimbursement of mortality guarantee adjustment                             (353)        (5,232)
                                                                        -------------  -------------
                                                                              (28,938)       (66,120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (362,934)     3,520,664
                                                                        -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (211,084)      (111,823)
                                                                        -------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                             3,896,610     14,102,853
Changes From Operations:
 . Net investment income (loss)                                               213,929        876,955
 . Net realized gain (loss) on investments                                     15,384        (97,937)
 . Net change in unrealized appreciation or depreciation on investments        98,056     (2,527,498)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               327,369     (1,748,480)
Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases                                                       4,187,038      1,596,353
 . Terminated contracts and transfers to annuity reserves                  (1,820,827)    (4,297,881)
                                                                        -------------  -------------
                                                                            2,366,211     (2,701,528)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                      --         17,979
   . Annuity payments                                                          (1,110)       (30,326)
   . Reimbursement of mortality guarantee adjustment                               33             89
                                                                        -------------  -------------
                                                                               (1,077)       (12,258)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      2,365,134     (2,713,786)
                                                                        -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,692,503     (4,462,266)
                                                                        -------------  -------------
NET ASSETS AT DECEMBER 31, 2001                                         $   6,589,113  $   9,640,587
                                                                        =============  =============

See accompanying notes.

AFIS             AFIS          AFIS                 AFIS
Asset            High-Yield    U.S.Government/      Cash          AFIS
Allocation       Bond          AAA-Rated Securities Management    International
Subaccount       Subaccount    Subaccount           Subaccount    Subaccount
-------------------------------------------------------------------------------
 $19,919,551     $ 39,857,027      $28,316,347      $ 14,422,632  $ 85,560,045

    (154,686)        (113,864)        (179,597)         (104,667)      374,377
      89,135         (712,127)        (113,401)          270,085     5,704,991
     546,332         (638,011)       2,789,805           460,825   (24,880,559)
 -----------     ------------      -----------      ------------  ------------
     480,781       (1,464,002)       2,496,807           626,243   (18,801,191)

   2,500,693        3,507,061        2,384,911        16,779,969    20,864,325
  (6,400,444)     (11,597,929)      (7,388,716)      (20,477,214)  (26,915,330)
 -----------     ------------      -----------      ------------  ------------
  (3,899,751)      (8,090,868)      (5,003,805)       (3,697,245)   (6,051,005)
         --             9,218           63,819               435       368,188
     (64,834)         (53,235)         (68,468)          (12,128)     (156,925)
      (4,537)          (5,866)          (7,333)             (146)       (2,254)
 -----------     ------------      -----------      ------------  ------------
     (69,371)         (49,883)         (11,982)          (11,839)      209,009
  (3,969,122)      (8,140,751)      (5,015,787)       (3,709,084)   (5,841,996)
 -----------     ------------      -----------      ------------  ------------
  (3,488,341)      (9,604,753)      (2,518,980)       (3,082,841)  (24,643,187)
 -----------     ------------      -----------      ------------  ------------
  16,431,210       30,252,274       25,797,367        11,339,791    60,916,858
   1,324,181        2,829,742        1,117,988           518,610    12,567,993
     116,805         (545,251)         369,331           209,888    (1,199,128)
  (1,498,321)        (336,604)         (15,984)         (451,880)  (23,212,207)
 -----------     ------------      -----------      ------------  ------------
     (57,335)       1,947,887        1,471,335           276,618   (11,843,342)
   3,583,493        2,686,559        4,416,393        10,979,188     3,905,506
  (4,814,157)      (6,447,673)      (6,041,410)      (10,449,139)  (14,565,302)
 -----------     ------------      -----------      ------------  ------------
  (1,230,664)      (3,761,114)      (1,625,017)          530,049   (10,659,796)
          --               --           20,720                --            --
     (29,763)         (24,541)         (50,865)          (10,628)     (109,998)
         159            1,073             (990)             (240)          582
 -----------     ------------      -----------      ------------  ------------
     (29,604)         (23,468)         (31,135)          (10,868)     (109,416)
  (1,260,268)      (3,784,582)      (1,656,152)          519,181   (10,769,212)
 -----------     ------------      -----------      ------------  ------------
  (1,317,603)      (1,836,695)        (184,817)          795,799   (22,612,554)
 -----------     ------------      -----------      ------------  ------------
 $15,113,607     $ 28,415,579      $25,612,550      $ 12,135,590  $ 38,304,304
 ===========     ============      ===========      ============  ============

AFIS                                                AFIS
Global                                              Blue Chip
Small            AFIS          AFIS                 Income and
Capitalization   New World     Global Discovery     Growth
Subaccount       Subaccount    Subaccount           Subaccount
--------------------------------------------------------------
 $ 8,160,319     $  1,590,336      $        --      $         --
     102,424           78,816               --                --
     407,473          (10,709)              --                --
  (2,904,047)        (517,331)              --                --
 -----------     ------------      -----------      ------------
  (2,394,150)        (449,224)              --                --
   8,059,783        2,273,807               --                --
  (5,121,835)        (893,854)              --                --
 -----------     ------------      -----------      ------------
   2,937,948        1,379,953               --                --
      57,789               --               --                --
     (38,172)              --               --                --
        (351)              --               --                --
 -----------     ------------      -----------      ------------
      19,266               --               --                --
   2,957,214        1,379,953               --                --
 -----------     ------------      -----------      ------------
     563,064          930,729               --                --
 -----------     ------------      -----------      ------------
   8,723,383        2,521,065               --                --
     448,925          (25,117)            (113)            2,299
    (631,722)         (89,455)         (11,214)          (23,866)
    (999,682)         (19,046)            (646)          165,294
 -----------     ------------      -----------      ------------
  (1,182,479)        (133,618)         (11,973)          143,727
   1,772,548          487,772           92,560         2,374,100
  (3,121,015)        (752,547)         (56,972)         (284,977)
 -----------     ------------      -----------      ------------
  (1,348,467)        (264,775)          35,588         2,089,123
          --               --               --                --
     (27,044)              --               --                --
          63               --               --                --
 -----------     ------------      -----------      ------------
     (26,981)              --               --                --
  (1,375,448)        (264,775)          35,588         2,089,123
 -----------     ------------      -----------      ------------
  (2,557,927)        (398,393)          23,615         2,232,850
 -----------     ------------      -----------      ------------
 $ 6,165,456     $  2,122,672      $    23,615      $  2,232,850
 ===========     ============      ===========      ============

Lincoln National Variable Annuity Account E



Notes to financial statements





1. Accounting Policies And Variable Account Information


The Variable Account:
Lincoln National Variable Annuity Account E (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of one product offering a guaranteed minimum death benefit (GMDB) rider option.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The Variable Account invests in the American Funds Insurance Series (AFIS) which consists of the following mutual funds: Growth-Income Fund, Growth Fund, Asset Allocation Fund, High-Yield Bond Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, International Fund, Bond Fund, Global Growth Fund, Global Small Capitalization Fund, New World Fund, Global Discovery Fund and Blue Chip Income and Growth Fund (the Funds). AFIS is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

Dividends:

Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.


Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.


2. Mortality and Expense Guarantees & Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense (M&E) guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

..  Legacy I at a daily rate of .0034247% (1.25% on an annual basis)
.. Legacy I at a daily rate of .00383561643% (1.40% on an annual basis) .. Legacy I at a daily rate of .00410958904% (1.50% on an annual basis) .. Legacy I at a daily rate of .00452054795% (1.65% on an annual basis)

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 2001:

                Growth-Income subaccount               $216,978
                Growth subaccount                       171,448
                Asset Allocation subaccount               9,649
                High-Yield Bond subaccount               19,347
                U.S. Government/AAA-Rated Securities
                  subaccount                             14,408
                Cash Management subaccount                6,279
                International subaccount                 26,345
                Bond subaccount                           1,818
                Global Growth subaccount                  5,648
                Global Small Capitalization subaccount    4,052
                New World subaccount                        862
                Global Discovery subaccount                   3
                Blue Chip Income and Growth subaccount      156
                                                       --------
                                                       $476,993
                                                       ========

Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account E

3. Unit Values



A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.



                                                                         1997  1998  1999  2000  2001
                                               Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                               Date         Unit Value   Value Value Value Value Value
------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund
  Legacy I (1.25% Fee Rate)                                    $1.00     $3.18 $3.71 $4.09 $4.37 $4.44
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      3.18  3.71  4.09  4.37  4.44
  Legacy I (1.40% Fee Rate)                     4/25/1997       2.58      3.17  3.71  4.07  4.35  4.41
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.13
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.12
AFIS Growth Fund
  Legacy I (1.25% Fee Rate)                                     1.00      3.52  4.72  7.35  7.60  6.16
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      3.52  4.72  7.35  7.60  6.16
  Legacy I (1.40% Fee Rate)                     4/25/1997       2.67      3.52  4.71  7.32  7.56  6.12
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.23
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.22
AFIS Asset Allocation Fund
  Legacy I (1.25% Fee Rate)                                     1.00      1.72  1.92  2.03  2.10  2.09
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      1.72  1.92  2.03  2.10  2.09
  Legacy I (1.40% Fee Rate)                     4/25/1997       1.46      1.72  1.91  2.02  2.09  2.08
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.07
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.06
AFIS High-Yield Bond Fund
  Legacy I (1.25% Fee Rate)                                     1.00      2.72  2.69  2.82  2.70  2.88
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      2.72  2.69  2.82  2.70  2.88
  Legacy I (1.40% Fee Rate)                     4/25/1997       2.45      2.71  2.69  2.80  2.68  2.86
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.05
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.05
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy I (1.25% Fee Rate)                                     1.00      1.86  1.99  1.95  2.16  2.28
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      1.86  1.99  1.95  2.16  2.28
  Legacy I (1.40% Fee Rate)                     4/25/1997       1.72      1.86  1.98  1.95  2.14  2.27
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.00
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.00
AFIS Cash Management Fund
  Legacy I (1.25% Fee Rate)                                     1.00      1.56  1.62  1.68  1.76  1.80
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      1.56  1.62  1.68  1.76  1.80
  Legacy I (1.40% Fee Rate)                     4/25/1997       1.52      1.56  1.62  1.67  1.75  1.79
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.00
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.00
AFIS International Fund
  Legacy I (1.25% Fee Rate)                                     1.00      1.39  1.67  2.91  2.24  1.78
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      1.39  1.67  2.91  2.24  1.78
  Legacy I (1.40% Fee Rate)                     4/25/1997       1.33      1.39  1.66  2.90  2.23  1.77
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.09
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.08
AFIS Bond Fund
  Legacy I (1.25% Fee Rate)                                     1.00      1.14  1.17  1.19  1.24  1.33
  Legacy I-Annuity Reserve (1.25% Fee Rate)                     1.00      1.14  1.17  1.19  1.24  1.33
  Legacy I (1.40% Fee Rate)                     4/25/1997       1.04      1.14  1.17  1.19  1.23  1.32
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.01
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.01
AFIS Global Growth Fund
  Legacy I (1.25% Fee Rate)                     4/24/1997       1.00      1.08  1.37  2.30  1.85  1.57
  Legacy I-Annuity Reserve (1.25% Fee Rate)     4/24/1997       1.00      1.08  1.37  2.30  1.85  1.57
  Legacy I (1.40% Fee Rate)                     4/25/1997       1.00      1.08  1.37  2.29  1.84  1.56
  Legacy I (1.50% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.17
  Legacy I (1.65% Fee Rate)                     9/19/2001       1.00        --    --    --    --  1.17

Lincoln National Variable Annuity Account E

3. Unit Values (continued)



                                                                       1997  1998  1999  2000  2001
                                             Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                             Date         Unit Value   Value Value Value Value Value
----------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund
  Legacy I (1.25% Fee Rate)                   4/29/1998      $1.00      --   $1.02 $1.92 $1.59 $1.37
  Legacy I-Annuity Reserve (1.25% Fee Rate)   4/29/1998       1.00      --    1.02  1.92  1.59  1.37
  Legacy I (1.40% Fee Rate)                   4/30/1998       1.00      --    1.01  1.92  1.58  1.36
  Legacy I (1.50% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.25
  Legacy I (1.65% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.25
AFIS New World Fund
  Legacy I (1.25% Fee Rate)                   6/10/1999       1.00      --      --  1.18  1.02  0.96
  Legacy I (1.40% Fee Rate)                   6/10/1999       1.00      --      --  1.18  1.02  0.96
  Legacy I (1.50% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.12
  Legacy I (1.65% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.12
AFIS Global Discovery Fund
  Legacy I (1.25% Fee Rate)                    7/3/2001       1.00      --      --    --    --  0.93
  Legacy I (1.40% Fee Rate)                    7/3/2001       1.00      --      --    --    --  0.93
  Legacy I (1.50% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.13
  Legacy I (1.65% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.13
AFIS Blue Chip Income and Growth Fund
  Legacy I (1.25% Fee Rate)                    7/3/2001       1.00      --      --    --    --  0.94
  Legacy I (1.40% Fee Rate)                    7/3/2001       1.00      --      --    --    --  0.94
  Legacy I (1.50% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.09
  Legacy I (1.65% Fee Rate)                   9/19/2001       1.00      --      --    --    --  1.09



                                               1997        1998        1999        2000       2001
                                               Units       Units       Units       Units      Units
--------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund
  Legacy I (1.25% Fee Rate)                    143,541,423 123,175,662 106,639,474 84,841,921 73,778,813
  Legacy I-Annuity Reserve (1.25% Fee Rate)        807,815     893,070     905,759    969,294    810,327
  Legacy I (1.40% Fee Rate)                      1,196,919   5,723,011   6,007,211 11,715,190 10,719,640
  Legacy I (1.50% Fee Rate)                             --          --          --         --      1,000
  Legacy I (1.65% Fee Rate)                             --          --          --         --     90,272
AFIS Growth Fund
  Legacy I (1.25% Fee Rate)                     79,286,919  69,344,473  61,232,144 52,734,357 43,393,237
  Legacy I-Annuity Reserve (1.25% Fee Rate)        395,291     504,326     482,210    499,277    537,121
  Legacy I (1.40% Fee Rate)                        651,636   3,154,427   3,590,334  6,700,614  5,976,176
  Legacy I (1.50% Fee Rate)                             --          --          --         --      1,000
  Legacy I (1.65% Fee Rate)                             --          --          --         --     74,174
AFIS Asset Allocation Fund
  Legacy I (1.25% Fee Rate)                      9,518,992  10,140,130   9,335,071  7,059,694  6,543,201
  Legacy I-Annuity Reserve (1.25% Fee Rate)        117,167      98,537     110,053     75,438     61,175
  Legacy I (1.40% Fee Rate)                         49,069     228,386     358,886    695,009    603,762
  Legacy I (1.50% Fee Rate)                             --          --          --         --      1,000
  Legacy I (1.65% Fee Rate)                             --          --          --         --     57,451
AFIS High-Yield Bond Fund
  Legacy I (1.25% Fee Rate)                     18,707,398  16,577,703  13,416,178  9,926,744  8,789,502
  Legacy I-Annuity Reserve (1.25% Fee Rate)        112,783      73,080      61,542     43,490     35,159
  Legacy I (1.40% Fee Rate)                        203,599     614,406     681,720  1,260,116  1,064,589
  Legacy I (1.50% Fee Rate)                             --          --          --         --      1,000
  Legacy I (1.65% Fee Rate)                             --          --          --         --      1,000
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy I (1.25% Fee Rate)                     17,974,765  16,874,471  13,728,281 10,874,908 10,176,997
  Legacy I-Annuity Reserve (1.25% Fee Rate)        105,203      90,550     124,661    118,195    104,456
  Legacy I (1.40% Fee Rate)                        150,093     545,229     639,967    980,373    930,244
  Legacy I (1.50% Fee Rate)                             --          --          --         --      1,000
  Legacy I (1.65% Fee Rate)                             --          --          --         --     31,915
AFIS Cash Management Fund
  Legacy I (1.25% Fee Rate)                      7,105,104   7,083,744   8,009,500  5,086,708  5,292,380
  Legacy I-Annuity Reserve (1.25% Fee Rate)         52,457      17,982      35,934     29,646     23,547
  Legacy I (1.40% Fee Rate)                        213,244     456,150     556,139  1,347,403  1,442,127
  Legacy I (1.50% Fee Rate)                             --          --          --         --      1,000
  Legacy I (1.65% Fee Rate)                             --          --          --         --      1,000

Lincoln National Variable Annuity Account E

3. Unit Values (continued)




                                             1997       1998       1999       2000       2001
                                             Units      Units      Units      Units      Units
---------------------------------------------------------------------------------------------------
AFIS International Fund
  Legacy I (1.25% Fee Rate)                  36,401,025 30,224,570 28,018,531 24,081,335 18,934,470
  Legacy I-Annuity Reserve (1.25% Fee Rate)     132,811    121,406    244,538    325,298    268,375
  Legacy I (1.40% Fee Rate)                     385,609    953,749  1,176,489  2,761,673  2,351,293
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --      1,000
AFIS Bond Fund
  Legacy I (1.25% Fee Rate)                   2,350,045  3,609,330  3,311,793  2,993,803  4,246,662
  Legacy I-Annuity Reserve (1.25% Fee Rate)      87,196     54,397     38,321     14,283     13,450
  Legacy I (1.40% Fee Rate)                       1,992     83,683    101,076    142,820    692,183
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --     31,403
AFIS Global Growth Fund
  Legacy I (1.25% Fee Rate)                   3,197,018  4,950,189  5,811,717  6,969,458  5,198,009
  Legacy I-Annuity Reserve (1.25% Fee Rate)      19,620    153,478    103,969     75,165     67,858
  Legacy I (1.40% Fee Rate)                      10,400    102,783    255,833    583,991    875,386
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --      1,000
AFIS Global Small Capitalization Fund
  Legacy I (1.25% Fee Rate)                          --  2,311,789  4,008,037  4,898,590  3,949,305
  Legacy I-Annuity Reserve (1.25% Fee Rate)          --         --     38,477     47,758     28,751
  Legacy I (1.40% Fee Rate)                          --    116,305    196,976    545,307    519,418
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --      1,000
AFIS New World Fund
  Legacy I (1.25% Fee Rate)                          --         --  1,193,592  2,131,935  1,843,120
  Legacy I (1.40% Fee Rate)                          --         --    158,293    346,840    356,307
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --      1,000
AFIS Global Discovery Fund
  Legacy I (1.25% Fee Rate)                          --         --         --         --     21,973
  Legacy I (1.40% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --      1,000
AFIS Blue Chip Income and Growth Fund
  Legacy I (1.25% Fee Rate)                          --         --         --         --    919,447
  Legacy I (1.40% Fee Rate)                          --         --         --         --  1,450,070
  Legacy I (1.50% Fee Rate)                          --         --         --         --      1,000
  Legacy I (1.65% Fee Rate)                          --         --         --         --      1,000


                                             1997         1998         1999         2000         2001
                                             Net Assets   Net Assets   Net Assets   Net Assets   Net Assets
-------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund
  Legacy I (1.25% Fee Rate)                  $456,000,283 $457,459,710 $436,009,133 $370,820,363 $327,304,862
  Legacy I-Annuity Reserve (1.25% Fee Rate)     2,566,255    3,316,754    3,703,310    4,236,514    3,594,853
  Legacy I (1.40% Fee Rate)                     3,800,035   21,209,910   24,472,782   50,942,976   47,242,304
  Legacy I (1.50% Fee Rate)                            --           --           --           --        1,133
  Legacy I (1.65% Fee Rate)                            --           --           --           --      100,894
AFIS Growth Fund
  Legacy I (1.25% Fee Rate)                   279,484,697  327,229,369  449,795,727  400,646,109  267,191,031
  Legacy I-Annuity Reserve (1.25% Fee Rate)     1,393,392    2,379,861    3,542,194    3,793,230    3,307,291
  Legacy I (1.40% Fee Rate)                     2,295,738   14,854,976   26,280,321   50,651,282   36,557,668
  Legacy I (1.50% Fee Rate)                            --           --           --           --        1,233
  Legacy I (1.65% Fee Rate)                            --           --           --           --       90,197
AFIS Asset Allocation Fund
  Legacy I (1.25% Fee Rate)                    16,344,710   19,453,266   18,969,360   14,821,329   13,670,599
  Legacy I-Annuity Reserve (1.25% Fee Rate)       201,183      189,038      223,634      158,376      127,812
  Legacy I (1.40% Fee Rate)                        84,193      437,168      726,557    1,451,505    1,252,961
  Legacy I (1.50% Fee Rate)                            --           --           --           --        1,075
  Legacy I (1.65% Fee Rate)                            --           --           --           --       61,160

Lincoln National Variable Annuity Account E

3. Unit Values (continued)


                                               1997        1998        1999        2000        2001
                                               Net Assets  Net Assets  Net Assets  Net Assets  Net Assets
----------------------------------------------------------------------------------------------------------
AFIS High-Yield Bond Fund
  Legacy I (1.25% Fee Rate)                    $50,816,152 $44,669,416 $37,771,689 $26,756,416 $25,272,087
  Legacy I-Annuity Reserve (1.25% Fee Rate)        306,361     196,916     173,265     117,222     101,090
  Legacy I (1.40% Fee Rate)                        552,641   1,651,844   1,912,073   3,378,636   3,040,304
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,049
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,049
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy I (1.25% Fee Rate)                     33,463,942  33,565,994  26,826,896  23,440,588  23,232,074
  Legacy I-Annuity Reserve (1.25% Fee Rate)        195,859     180,119     243,605     254,765     238,452
  Legacy I (1.40% Fee Rate)                        279,209   1,082,062   1,245,846   2,102,014   2,109,186
  Legacy I (1.50% Fee Rate)                             --          --          --          --         998
  Legacy I (1.65% Fee Rate)                             --          --          --          --      31,840
AFIS Cash Management Fund
  Legacy I (1.25% Fee Rate)                     11,083,987  11,475,585  13,433,182   8,933,809   9,515,862
  Legacy I-Annuity Reserve (1.25% Fee Rate)         81,834      29,131      60,267      52,068      42,338
  Legacy I (1.40% Fee Rate)                        332,390     737,251     929,183   2,353,914   2,575,386
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,002
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,001
AFIS International Fund
  Legacy I (1.25% Fee Rate)                     50,724,285  50,421,032  81,442,104  54,023,668  33,671,435
  Legacy I-Annuity Reserve (1.25% Fee Rate)        185,071     202,531     710,804     729,769     477,255
  Legacy I (1.40% Fee Rate)                        536,967   1,587,572   3,407,137   6,163,421   4,153,444
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,085
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,085
AFIS Bond Fund
  Legacy I (1.25% Fee Rate)                      2,672,963   4,231,491   3,942,232   3,703,233   5,627,628
  Legacy I-Annuity Reserve (1.25% Fee Rate)         99,178      63,774      45,615      17,667      17,823
  Legacy I (1.40% Fee Rate)                          2,264      97,872     119,847     175,710     910,882
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,012
  Legacy I (1.65% Fee Rate)                             --          --          --          --      31,767
AFIS Global Growth Fund
  Legacy I (1.25% Fee Rate)                      3,441,969   6,791,564  13,388,056  12,889,495   8,165,787
  Legacy I-Annuity Reserve (1.25% Fee Rate)         21,123     210,569     239,505     139,012     106,601
  Legacy I (1.40% Fee Rate)                         11,188     140,688     587,115   1,074,346   1,365,866
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,167
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,167
AFIS Global Small Capitalization Fund
  Legacy I (1.25% Fee Rate)                             --   2,347,525   7,708,441   7,784,418   5,415,241
  Legacy I-Annuity Reserve (1.25% Fee Rate)             --          --      74,000      75,893      39,424
  Legacy I (1.40% Fee Rate)                             --     117,981     377,878     863,072     708,290
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,251
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,250
AFIS New World Fund
  Legacy I (1.25% Fee Rate)                             --          --   1,404,263   2,169,019   1,778,028
  Legacy I (1.40% Fee Rate)                             --          --     186,073     352,046     342,401
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,122
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,121
AFIS Global Discovery Fund
  Legacy I (1.25% Fee Rate)                             --          --          --          --      20,423
  Legacy I (1.40% Fee Rate)                             --          --          --          --         927
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,133
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,132
AFIS Blue Chip Income and Growth Fund
  Legacy I (1.25% Fee Rate)                             --          --          --          --     865,974
  Legacy I (1.40% Fee Rate)                             --          --          --          --   1,364,694
  Legacy I (1.50% Fee Rate)                             --          --          --          --       1,091
  Legacy I (1.65% Fee Rate)                             --          --          --          --       1,090

Lincoln National Variable Annuity Account E

3. Unit Values (continued)



The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.


                                               1997          1998          1999          2000          2001
                                               Total Return* Total Return* Total Return* Total Return* Total Return*
--------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund
  Legacy I (1.25% Fee Rate)                        24.28%        16.91%        10.09%         6.90%         1.50%
  Legacy I-Annuity Reserve (1.25% Fee Rate)        24.28%        16.91%        10.09%         6.90%         1.50%
  Legacy I (1.40% Fee Rate)                        23.06%        16.73%         9.93%         6.74%         1.35%
  Legacy I (1.50% Fee Rate)                           --            --            --            --         13.27%
  Legacy I (1.65% Fee Rate)                           --            --            --            --         11.77%
AFIS Growth Fund
  Legacy I (1.25% Fee Rate)                        28.49%        33.87%        55.67%         3.43%       -18.95%
  Legacy I-Annuity Reserve (1.25% Fee Rate)        28.49%        33.87%        55.67%         3.43%       -18.95%
  Legacy I (1.40% Fee Rate)                        31.95%        33.67%        55.43%         3.27%       -19.08%
  Legacy I (1.50% Fee Rate)                           --            --            --            --         23.30%
  Legacy I (1.65% Fee Rate)                           --            --            --            --         21.60%
AFIS Asset Allocation Fund
  Legacy I (1.25% Fee Rate)                        19.00%        11.73%         5.92%         3.32%        -0.48%
  Legacy I-Annuity Reserve (1.25% Fee Rate)        19.00%        11.73%         5.92%         3.32%        -0.48%
  Legacy I (1.40% Fee Rate)                        17.52%        11.56%         5.76%         3.16%        -0.63%
  Legacy I (1.50% Fee Rate)                           --            --            --            --          7.49%
  Legacy I (1.65% Fee Rate)                           --            --            --            --          6.45%
AFIS High-Yield Bond Fund
  Legacy I (1.25% Fee Rate)                        11.01%        -0.80%         4.48%        -4.26%         6.67%
  Legacy I-Annuity Reserve (1.25% Fee Rate)        11.01%        -0.80%         4.48%        -4.26%         6.67%
  Legacy I (1.40% Fee Rate)                        10.79%        -0.95%         4.32%        -4.41%         6.51%
  Legacy I (1.50% Fee Rate)                           --            --            --            --          4.93%
  Legacy I (1.65% Fee Rate)                           --            --            --            --          4.87%
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy I (1.25% Fee Rate)                         7.10%         6.85%        -1.76%        10.30%         5.91%
  Legacy I-Annuity Reserve (1.25% Fee Rate)         7.10%         6.85%        -1.76%        10.30%         5.91%
  Legacy I (1.40% Fee Rate)                         8.15%         6.69%        -1.91%        10.14%         5.75%
  Legacy I (1.50% Fee Rate)                           --            --            --            --         -0.16%
  Legacy I (1.65% Fee Rate)                           --            --            --            --         -0.24%
AFIS Cash Management Fund
  Legacy I (1.25% Fee Rate)                         3.85%         3.85%         3.53%         4.72%         2.38%
  Legacy I-Annuity Reserve (1.25% Fee Rate)         3.85%         3.85%         3.53%         4.72%         2.38%
  Legacy I (1.40% Fee Rate)                         2.55%         3.69%         3.37%         4.56%         2.22%
  Legacy I (1.50% Fee Rate)                           --            --            --            --          0.20%
  Legacy I (1.65% Fee Rate)                           --            --            --            --          0.12%
AFIS International Fund
  Legacy I (1.25% Fee Rate)                         7.70%        19.72%        74.24%       -22.82%       -20.73%
  Legacy I-Annuity Reserve (1.25% Fee Rate)         7.70%        19.72%        74.24%       -22.82%       -20.73%
  Legacy I (1.40% Fee Rate)                         4.70%        19.54%        73.98%       -22.94%       -20.85%
  Legacy I (1.50% Fee Rate)                           --            --            --            --          8.53%
  Legacy I (1.65% Fee Rate)                           --            --            --            --          8.47%
AFIS Bond Fund
  Legacy I (1.25% Fee Rate)                         8.76%         3.07%         1.53%         3.92%         7.13%
  Legacy I-Annuity Reserve (1.25% Fee Rate)         8.76%         3.07%         1.53%         3.92%         7.13%
  Legacy I (1.40% Fee Rate)                         9.28%         2.91%         1.38%         3.76%         6.96%
  Legacy I (1.50% Fee Rate)                           --            --            --            --          1.24%
  Legacy I (1.65% Fee Rate)                           --            --            --            --          1.16%
AFIS Global Growth Fund
  Legacy I (1.25% Fee Rate)                         7.66%        27.43%        67.91%       -19.72%       -15.06%
  Legacy I-Annuity Reserve (1.25% Fee Rate)         7.66%        27.43%        67.91%       -19.72%       -15.06%
  Legacy I (1.40% Fee Rate)                         7.58%        27.24%        67.65%       -19.84%       -15.19%
  Legacy I (1.50% Fee Rate)                           --            --            --            --         16.71%
  Legacy I (1.65% Fee Rate)                           --            --            --            --         16.66%

Lincoln National Variable Annuity Account E

3. Unit Values (continued)

                                             1997          1998          1999          2000          2001
                                             Total Return* Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund
  Legacy I (1.25% Fee Rate)                       --           1.55%         89.40%       -17.37%       -13.71%
  Legacy I-Annuity Reserve (1.25% Fee Rate)       --           1.55%         89.40%       -17.37%       -13.71%
  Legacy I (1.40% Fee Rate)                       --           1.44%         89.11%       -17.50%       -13.84%
  Legacy I (1.50% Fee Rate)                       --             --             --            --         25.10%
  Legacy I (1.65% Fee Rate)                       --             --             --            --         25.04%
AFIS New World Fund
  Legacy I (1.25% Fee Rate)                       --             --          17.65%       -13.52%        -5.18%
  Legacy I (1.40% Fee Rate)                       --             --          17.55%       -13.65%        -5.32%
  Legacy I (1.50% Fee Rate)                       --             --             --            --         12.18%
  Legacy I (1.65% Fee Rate)                       --             --             --            --         12.12%
AFIS Global Discovery Fund
  Legacy I (1.25% Fee Rate)                       --             --             --            --         -7.20%
  Legacy I (1.40% Fee Rate)                       --             --             --            --         -7.28%
  Legacy I (1.50% Fee Rate)                       --             --             --            --         13.26%
  Legacy I (1.65% Fee Rate)                       --             --             --            --         13.21%
AFIS Blue Chip Income and Growth Fund
  Legacy I (1.25% Fee Rate)                       --             --             --            --         -5.82%
  Legacy I (1.40% Fee Rate)                       --             --             --            --         -5.89%
  Legacy I (1.50% Fee Rate)                       --             --             --            --          9.11%
  Legacy I (1.65% Fee Rate)                       --             --             --            --          9.04%

* The total return does not include contract charges deducted from the contract account values.


The following are the investment income ratios for the year or period ended December 31, 2001. Investment income ratios are not annualized.


                                                        Investment
                                                        Income Ratio(1)
         --------------------------------------------------------------
         AFIS Growth-Income Fund                             2.06%
         AFIS Growth Fund                                    0.65%
         AFIS Asset Allocation Fund                          3.77%
         AFIS High-Yield Bond Fund                          10.86%
         AFIS U.S. Government/AAA-Rated Securities Fund      5.57%
         AFIS Cash Management Fund                           5.54%
         AFIS International Fund                             1.10%
         AFIS Bond Fund                                      5.24%
         AFIS Global Growth Fund                             0.91%
         AFIS Global Small Capitalization Fund               1.06%
         AFIS New World Fund                                 0.19%
         AFIS Global Discovery Fund                          0.28%
         AFIS Blue Chip Income and Growth Fund               0.85%

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Lincoln National Variable Annuity Account E

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                   Aggregate    Aggregate
                                                   Cost of      Proceeds
                                                   Purchases    from Sales
    -----------------------------------------------------------------------
    AFIS Growth-Income Fund                        $ 53,595,276 $61,229,122
    AFIS Growth Fund                                100,798,887  71,486,658
    AFIS Asset Allocation Fund                        4,032,418   3,914,061
    AFIS High-Yield Bond Fund                         4,711,862   5,662,479
    AFIS U.S. Government/AAA-Rated Securities Fund    5,009,652   5,540,495
    AFIS Cash Management Fund                        10,183,968   9,145,333
    AFIS International Fund                          15,221,899  13,378,480
    AFIS Bond Fund                                    4,144,497   1,565,149
    AFIS Global Growth Fund                           2,161,478   3,978,614
    AFIS Global Small Capitalization Fund             1,894,944   2,821,920
    AFIS New World Fund                                 441,716     710,204
    AFIS Global Discovery Fund                           92,594      57,116
    AFIS Blue Chip Income and Growth Fund             2,392,547     284,870


5. Investments

The following is a summary of investments owned at December 31, 2001.

                                               Shares      Net Asset
                                               Outstanding Value     Value of Shares Cost of Shares
---------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                        11,936,559   $31.70    $378,388,908    $335,649,255
AFIS Growth Fund                                6,937,071    44.30     307,312,236     295,065,085
AFIS Asset Allocation Fund                      1,060,822    14.30      15,169,761      15,581,632
AFIS High-Yield Bond Fund                       2,412,813    11.78      28,422,943      31,915,031
AFIS U.S. Government/AAA-Rated Securities Fund  2,158,597    11.87      25,622,547      24,044,583
AFIS Cash Management Fund                       1,063,772    11.41      12,137,633      12,169,756
AFIS International Fund                         3,193,610    12.01      38,355,258      52,058,224
AFIS Bond Fund                                    631,207    10.44       6,589,800       6,486,571
AFIS Global Growth Fund                           719,951    13.42       9,661,743      11,109,835
AFIS Global Small Capitalization Fund             535,236    11.52       6,165,914       7,860,099
AFIS New World Fund                               227,155     9.44       2,144,340       2,456,789
AFIS Global Discovery Fund                          2,540     9.30          23,618          24,264
AFIS Blue Chip Income and Growth Fund             238,505     9.43       2,249,105       2,083,811

6. New Investment Funds

During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS).


During 2001, the AFIS Global Discovery Fund and the AFIS Blue Chip Income and Growth Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from July 3, 2001 (commencement of operations) to December 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account E

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account E ("Variable Account") (comprised of the following subaccounts: AFIS Growth-Income, AFIS Growth, AFIS Asset Allocation, AFIS High-Yield Bond, AFIS U.S. Government/AAA-Rated Securities, AFIS Cash Management, AFIS International, AFIS Bond, AFIS Global Growth, AFIS Global Small Capitalization, AFIS New World, AFIS Global Discovery and AFIS Blue Chip Income and Growth), as of

December 31, 2001, the related statement of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.





In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account E as of December 31, 2001, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.




/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

                      POST-EFFECTIVE AMENDMENT ON FORM N-4

                           PART C - OTHER INFORMATION


Item 24. Financial Statements


(a) List of Financial Statements

    1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

    2. Part B. The following financial statements of the Variable Account are included in Part B of this Registration Statement:

         Statement of Assets and Liabilities -- December 31, 2001
         Statement of Operations -- Year ended December 31, 2001
         Statements of Changes in Net Assets -- Years ended December 31, 2001 and 2000
         Notes to Financial Statements -- December 31, 2001
         Report of Ernst & Young LLP, Independent Auditors

    3. The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

         Balance Sheets -- Statutory-Basis -- Years ended December 31, 2001 and 2000
         Statements of Operations -- Statutory-Basis -- Years ended December 31, 2001, 2000, and 1999
         Statements of Changes in Capital and Surplus -- Statutory-Basis -- Years ended December 31, 2001, 2000, and 1999
         Statements of Cash Flows -- Statutory-Basis -- Years ended December 31, 2001, 2000, and 1999
         Notes to Statutory-Basis Financial Statements -- December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

(b) List of Exhibits

(1)(a) Resolutions of the Board of Directors of the Lincoln National Life Insurance Company establishing Separate Account E incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(1)(b) Establishing Resolution of Segregated Investment Account incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(2)      None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(3)(b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(d) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(e) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(4)(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(4)(c) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

(4)(d) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

(4)(e) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

(4)(f)   I4L Q Rider

(4)(g)   I4L NQ Rider

(4)(h) Bonus Rider incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2001.

(4)(i) EGMDB Rider incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2001.

(4)(j) EEB Rider incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2001.

(4)(k)   Form of Variable Annuity Rider

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(6)(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)      Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N1-A (2-80741), Amendment No. 21 filed on April 10, 2000.

(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(8)(c) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 9, 2002.

(9) Consent and Opinion of Jeremy Sachs, incorporated herein by reference to Post-Effective Amendment #12 filed on April 22, 1998.

(10)     Consent of Ernst & Young LLP, Independent Auditors

(11)     Not applicable

(12)     Not applicable

(13)     Not applicable

(14)     Not Applicable

(15)     Other Exhibits:

             Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to Pre-effective Amendment No. 1 (file No. 333-73532) filed on February 8, 2002.

(16)     Powers of Attorney

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia**                President and Director

Lorry J. Stensrud*             Chief Executive Officer of Annuities, Executive
                               Vice President, and Director

John H. Gotta***               Chief Executive Officer of Life Insurance,
                               Executive Vice President, and Director

Gary W. Parker***              Senior Vice President

Charles E. Haldeman, Jr.****   Director

Cynthia A. Rose*               Secretary and Assistant Vice President

Janet Chrzan*                  Senior Vice President, Chief Financial Officer
                               and Director

Eldon J. Summers*              Second Vice President and Treasurer

Richard C. Vaughan**           Director

Elizabeth Frederick*           Senior Vice President and General Counsel

Diane Dillman*                 Director of Annuities Compliance


Christine Frederick***         Director of Life Compliance

See Yeng Quek****              Chief Investment Officer and Director

Barbara S. Kowalczyk**         Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112

***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26.

                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                        WITH THE DEPOSITOR OR REGISTRANT

  See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System

Item 27.
                            NUMBER OF CONTRACTOWNERS


  As of February 28, 2002, there were 9,831 contractowners under Account E.

Item 28.  Indemnification

(a)  Brief description of indemnification provisions.

     In general, Article VIII of the By-Laws of Lincoln National Pension Insurance Company (LNP) provides that LNP will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNP, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNP. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officer, and employees of LNP in connection with suits by, or in the rights of, LNP.

     Please refer to Article VIII of the By-Laws of LNP (Exhibit No. 6 at Item 24 [b] of this Registration Statement) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc. Lincoln National Variable Annuity Account H and Lincoln National Flexible Premium Variable Life Accounts F, J and Y (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invest in the series. The series also offers shares of the funds to other segregated investment accounts.


     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Vice President
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                            Vice President
        P.O. Box 7326
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President


   Steven L. Barnes                    Senior Vice President
   7490 Clubhouse Road, Suite 100
   Boulder, CO 80301

B  Carl R. Bauer                       Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 N. Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E. Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                                       (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ------------------                       ---------------------

     John A. Blanchard                        Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                            Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1665

     Mick L. Brethower                        Senior Vice President
     601 E. Whitestone Blvd.
     Building 6, Suite 115
     Cedar Park, TX 78613

     Alan Brown                               Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                           Vice President


     Cody Callaway                            Regional Vice President
     803 South Desert Palm Place
     Broken Arrow, OK 74012

     Matthew Carlisle                         Regional Vice President
     4500 Fairvista Drive
     Charlotte, NC 28269

     Damian Carroll                           Regional Vice President
     40 Ten Acre Road
     New Britain, CT 06052

     Brian C. Casey                           Vice President
     8002 Greentree Road
     Bethesda, MD 20817


     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                           Vice President

(b)                (1)                                         (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ---------------------                    ---------------------

H    Carlo O. Cordasco                        Regional Vice President
     101 Five Forks Lane
     Hampton, VA 23669

     Thomas E. Cournoyer                      Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell                     Senior Vice President
     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015



     William Daugherty                        Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17050

     Guy E. Decker                            Regional Vice President
     2990 Topaz Lane
     Carmel, IN  46032

     Daniel J. Delianedis                     Vice President
     Edina Executive Plaza
     5200 Willson Road, Suite 150
     Edina, MN 55424

     James A. DePerno, Jr.                    Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce De Priester                        Senior Vice President

     Tom Dickson                              Regional Vice President
     108 Wilmington Court
     Southlake, TX 76092

     Michael A. Dilella                       Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill                          Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Michael J. Dullaghan                     Regional Vice President
     5040 Plantation Grove Lane
     Roanoke, VA 24012

S    J. Steven Duncan                         Senior Vice President

     Robert W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

     Timothy L. Ellis                         Regional Vice President
     1441 Canton Mart Road, Suite 9
     Jackson, MS 39211

     John Fodor                               Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

     Daniel B. Frick                          Regional Vice President
     845 Western Avenue
     Glen Ellyn, IL 60137

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

L  Linda Gardner                       Assistant President

B  Evelyn K. Glassford                 Vice President

   Jack E. Goldin                      Regional Vice President
   7995 Northwest 20th Street
   Pembroke Pines, FL 33024

   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director

B  Mariellen Hamann                    Vice President

   Derek S. Hansen                     Regional Vice President
   13033 Ridgedale Drive, PMB 147
   Minnetonka, MN 55305

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867


H  Mary Pat Harris                     Vice President

   Steve Hipsley                       Regional Vice President
   100 Kaydeross Park Road
   Saratoga Springs, NY 12866

   Ronald R. Hulsey                    Senior Vice President
   6744 Avalon
   Dallas, TX 75214

   Robert S. Irish                     Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483

   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111

B  Damien M. Jordan                    Senior Vice President

   John P. Keating                     Regional Vice President
   2285 Eagle Harbor Parkway
   Orange Park, FL 32003

   Dorothy Klock                       Vice President
   555 Madison Avenue, 29th Floor
   New York, NY 10022

H  Dianne L. Koske                     Assistant Vice President

   Andrew R. LeBlanc                   Regional Vice President
   78 Eton Road
   Garden City, NY 11530

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Vice President

    T. Blake Liberty                    Vice President
    5506 East Mineral Lane
    Littleton, CO 80122

    Mark J. Lien                        Regional Vice President
    1103 Tulip Tree Lane
    West Des Moines, IA 50266

L   Lorin E. Liesy                      Vice President

I   Kelle Lindenberg                    Assistant Vice President

    Louis K. Linquata                   Regional Vice President
    5214 Cass Street
    Omaha, NE 68132

LW  Robert W. Lovelace                  Director

    Brendan T. Mahoney                  Regional Vice President
    29 Harvard Drive
    Sudbury, MA 01776

    Stephen A. Malbasa                  Director, Senior Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110

    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Greenwood Village, CO 80121

L   J. Clifton Massar                   Director, Senior Vice President

L   E. Lee McClennahan                  Senior Vice President

    James R. McCrary                    Regional Vice President
    28812 Crestridge
    Rancho Palos Verdes, CA 90275

L   Scott F. McIntyre                   Senior Vice President

S   John V. McLaughlin                  Senior Vice President

    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


    Scott Meade                         Regional Vice President
    P.O. Box 122
    Rye Beach, NH 03871

    Monty Moncrief                      Regional Vice President
    55 Chandler Creek
    The Woodlands, TX 77381

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Vice President
   304 River Oaks Road
   Brentwood, TN 37027

   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372

   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025

   Jeffrey A. Olson                  Regional Vice President
   930 S. Cowley Street, #305
   Spokane, WA 99202

   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558

   Samuel W. Perry                   Regional Vice President
   4730 East Indian School Road
   Suite 120
   Phoenix, AZ 85018

   David K. Petzke                   Regional Vice President
   4016 Saint Lucia Street
   Boulder, CO 80301

   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA 02494

B  Candance D. Pilgrim               Assistant Vice President

   Carl S. Platou                    Vice President
   7455 80th Place S.E.
   Mercer Island, WA 98040


S  Richard P. Prior                  Vice President

   Mark S. Reischmann                Regional Vice President
   5485 East Mineral Lane
   Littleton, CO 80122

   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521

   Brian A. Roberts                  Vice President
   418 S. Royal Street
   Alexandria, VA 22314

L  Julie D. Roth                     Vice President

L  James F. Rothenberg               Director

   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                               (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Christopher S. Rowey              Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90064

H  Steve Rubin                       Assistant Vice President

   Dean B. Rydquist                  Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005

   Richard R. Samson                 Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292

   Paul V. Santoro                   Regional Vice President
   17 Willow Street
   Boston, MA 02108

   Joseph D. Scarpitti               Vice President
   31465 St. Andrews
   Westlake, OH  44145

   Shannon D. Schofield              Regional Vice President
   201 McIver Street
   Greenville, SC 29601

L  R. Michael Shanahan               Director

   Brad W. Short                     Regional Vice President
   1601 Seal Way
   Seal Beach, CA 90740

   David W. Short                    Chairman of the Board and
   1000 RIDC Plaza, Suite 212        Co-Chief Executive Officer
   Pittsburgh, PA 15238

   William P. Simon                  Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333

   Jerry L. Slater                   Regional Vice President
   4152 42nd Avenue, NE
   Seattle, WA 98105

   Rodney G. Smith                   Senior Vice President
   100 N. Central Expressway,
   Suite 1214
   Richardson, TX 75080

S  Sherrie L. Snyder-Senft           Vice President


   Anthony L. Soave                  Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI 48348

L  Therese L. Souiller               Assistant Vice President

   Nicholas D. Spadaccini            Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230

L  Kristen J. Spazafumo              Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401

B  Raymond Stein                     Assistant Vice President


LW Eric H. Stern                     Director


   Brad Stillwagon                   Regional Vice President
   2438 Broadmeade Road
   Louisville, KY 40205


B  Max D. Stites                     Vice President

   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451

   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034

   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689

L  Lisa F. Swaiman                   Vice President

L  Drew W. Taylor                    Assistant Vice President

   Gary J. Thoma                     Regional Vice President
   21 White Cloud
   HCR1 Box 172-A
   Keshena, WI 54135

   Cindy Thompson                    Regional Vice President
   23412 Pacific Park Drive, #5C
   Aliso Viejo, CA 92656

L  James P. Toomey                   Vice President

I  Christopher E. Trede              Vice President

   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660

   Gerald J. Voss                    Regional Vice President
   The Pines at Four Hills
   3900 S. Southeastern Ave., #110
   Sioux Falls, SD 57103

   Thomas E. Warren                  Vice President
   7347 Turnstone Road
   Sarasota, FL 34242

L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller

(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

SF   Gregory W. Wendt             Director

     George J. Wenzel             Regional Vice President
     251 Barden Road
     Bloomfield, MI 48304

H    J. D. Wiedmaier              Assistant Vice President

SF   N. Dexter Williams, Jr.      Senior Vice President

     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Jonathan A. Young            Regional Vice President
     329 Downing Drive
     Chesapeake, VA 23322

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016.

H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(C)  Not Applicable

Item 30.  Location of Accounts and Records

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

     Not Applicable.

50

Item 32. Undertakings
---------------------

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

     (d) Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

Item 33. ( Additional Item) - Undertaking Concerning the Texas Optional Retirement Program

     Refer to the initial Registration Statement.

Item 34. (Additional Item) - Undertaking Concerning Withdrawal Restrictions on IRC Section 403(b) Plan Participants

     Refer to initial Registration Statement.
51

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Admendment No. 17 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 16th day of April, 2002.

                              LINCOLN NATIONAL VARIABLE ANNUITY
                              ACCOUNT E - Legacy
                              (Registrant)

                              By:   /s/ Ronald L. Stopher
                                    --------------------------------
                                    Ronald L. Stopher
                                    Vice President, Lincoln National Life
                                    Insurance, Co.

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                      (Depositor)

                              By:   /s/ Jeffrey K. Dellinger
                                    --------------------------------
                                    Jeffrey K. Dellinger
                                    (Signature-Officer of Depositor)
                                    Vice President, Lincoln National Life
                                    Insurance, Co.
                                    (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2002.


Signature                                    Title
---------                                    -----

 *                                     President and Director
---------------------------            (Principal Executive Officer)
Jon A. Boscia

 *                                     Executive Vice President,
---------------------------            Chief Executive Officer of
Lorry J. Stensrud                      Annuities, and Director

 *                                     Senior Vice President, Chief
---------------------------            Financial Officer and Director
Janet Chrzan                           (Principal Accounting Officer and
                                       Principal Financial Officer)

 *                                     Director
---------------------------
Barbara S. Kowalczyk

 *                                     Executive Vice President,
---------------------------            Chief Executive Officer of
John H. Gotta                          Life Insurance, and Director

 *                                     Director
---------------------------
Richard C. Vaughan

 *                                     Director
---------------------------
Charles E. Haldeman, Jr.


 *                                     Chief Investment Officer and Director
---------------------------
Sen Yeng Quek


*By /s/ Steven M. Kluever              Pursuant to a Power of Attorney
---------------------------
     Steven M. Kluever